UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                        OPPENHEIMER QUEST FOR VALUE FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
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Insurance                                                                 8.6%
------------------------------------------------------------------------------
Diversified Financial Services                                            8.4
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Pharmaceuticals                                                           7.1
------------------------------------------------------------------------------
Communications Equipment                                                  7.0
------------------------------------------------------------------------------
Oil & Gas                                                                 6.5
------------------------------------------------------------------------------
Multiline Retail                                                          4.3
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Hotels, Restaurants & Leisure                                             4.2
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Software                                                                  3.3
------------------------------------------------------------------------------
Biotechnology                                                             3.1
------------------------------------------------------------------------------
Machinery                                                                 2.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
Citigroup, Inc.                                                            4.5%
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        4.4
-------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                               4.2
-------------------------------------------------------------------------------
ConocoPhillips                                                             4.1
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                              3.3
-------------------------------------------------------------------------------
Biogen Idec, Inc.                                                          3.1
-------------------------------------------------------------------------------
Pfizer, Inc.                                                               3.0
-------------------------------------------------------------------------------
Kohl's Corp.                                                               3.0
-------------------------------------------------------------------------------
Eaton Corp.                                                                2.9
-------------------------------------------------------------------------------
American International Group, Inc.                                         2.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

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                       7 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                          Stocks                   72.2%
                          Bonds and Notes          26.1
                          Cash Equivalents          1.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                       8 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. In the one-year period ended October 31, 2005, Oppenheimer Quest Balanced Fund underperformed the broad U.S. stock market but outpaced the domestic bond market. The Fund's performance was aided by a strong tilt toward equities (approximately 70% of assets), which outperformed bonds; an overweighting in energy stocks, the stock market's best-performing sector during the period; and a defensive interest-rate positioning for the bond portfolio. The benefits of these tactics were partially offset by an overweighting in consumer discretionary stocks, a lagging segment of the equity market, and sharp declines for two of the Fund's largest holdings.

      As always, we positioned the Fund's equity portfolio in undervalued or out-of-favor stocks that, in our view, had been oversold and stood to appreciate once investor sentiment factored in a changing environment and/or the company's underappreciated strengths. Many of these were consumer discretionary stocks like Royal Caribbean Cruises Ltd. The cruise-line stock, which has been a major contributor to performance in prior years, was a major detractor from results in this period. Investors felt it could be caught between rising fuel costs and reduced demand as consumers struggling with gasoline and home-heating costs curb their spending. We have a more constructive view on consumer spending and used the stock's downturn as an opportunity to purchase shares at attractive prices.

      Also hampering performance was Pfizer, Inc., a leading pharmaceutical maker that encountered slowing sales, was involved in patent litigation, and had to withdraw a drug form the market last winter over safety fears. We foresaw the negative effects that litigation would have on Pfizer's stock price but believe that the litigation risk will diminish in the future. In our view, the stock is significantly undervalued currently and worth holding onto.

      More than offsetting these declines were gains for ConocoPhillips, Office Depot, Inc., Wellpoint, Inc. and Hartford Insurance, among others.

      ConocoPhillips, one of the world's leading oil exploration, production and refining companies, was the portfolio's largest contributor. It was also one of several energy stock positions that we trimmed or eliminated starting in the summer. For some time, we have recognized the precipitous rise in prices as part of a structural transformation for oil and gas, and we expect that, until such time as the supply-demand imbalance in these industries can be corrected, the price per barrel of crude oil should range from $35 to $50.


                      9 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Since the beginning of 2005, however, prices for crude products have risen well above that range, to levels that may actually crimp demand. In addition, exploration and production costs have escalated, reducing the intrinsic value of many energy stocks even as their prices have risen. The result is less room for appreciation and a greater likelihood that stock prices will fall. With that in mind, we reduce the Fund's energy investments but will look to buy advantageously after the sector undergoes a correction.

      The gains for Office Depot, Hartford Insurance and Wellpoint were more company-specific. Office Depot rebounded from weak operating results in 2004, and Hartford Insurance advanced after a legal investigation failed to progress. The investigation is not over and the company is not yet exonerated. Wellpoint's stock surged ahead after this major West Coast Blue Cross/Blue Shield HMO merged with Anthem, a Midwestern Blue Cross/Blue Shield HMO.

      Throughout the reporting period, we limited the bond portfolio's sensitivity to rising interest rates (i.e. duration) by emphasizing short-term, high-quality corporate bonds. Using corporate securities added to current yield as corporate bonds outperformed Treasuries, while the short duration helped to limit principle erosion in a rising-rate environment.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares performance is measured from the inception of the Class on May 1, 2000. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      10 | OPPENHEIMER QUEST BALANCED FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Balanced Fund(SM) (Class A)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Quest
                                  Balanced Fund(SM)
                                      (Class A)              S&P 500 Index

     10/31/1995                          9,425                   10,000
     01/31/1996                         10,264                   11,001
     04/30/1996                         10,714                   11,376
     07/31/1996                         10,475                   11,196
     10/31/1996                         11,484                   12,408
     01/31/1997                         12,421                   13,898
     04/30/1997                         12,147                   14,233
     07/31/1997                         14,129                   17,030
     10/31/1997                         14,376                   16,391
     01/31/1998                         15,590                   17,636
     04/30/1998                         17,377                   20,078
     07/31/1998                         16,877                   20,318
     10/31/1998                         18,388                   19,999
     01/31/1999                         21,044                   23,370
     04/30/1999                         22,100                   24,461
     07/31/1999                         22,173                   24,422
     10/31/1999                         22,337                   25,131
     01/31/2000                         21,870                   25,786
     04/30/2000                         22,156                   26,937
     07/31/2000                         21,590                   26,612
     10/31/2000                         23,629                   26,659
     01/31/2001                         25,242                   25,554
     04/30/2001                         25,777                   23,444
     07/31/2001                         25,611                   22,801
     10/31/2001                         24,017                   20,024
     01/31/2002                         24,151                   21,431
     04/30/2002                         22,895                   20,486
     07/31/2002                         18,997                   17,416
     10/31/2002                         18,762                   17,001
     01/31/2003                         19,782                   16,500
     04/30/2003                         21,279                   17,761
     07/31/2003                         23,061                   19,629
     10/31/2003                         24,742                   20,535
     01/31/2004                         26,779                   22,201
     04/30/2004                         26,147                   21,822
     07/31/2004                         26,516                   21,805
     10/31/2004                         27,164                   22,467
     01/31/2005                         27,796                   23,852
     04/30/2005                         27,069                   23,204
     07/31/2005                         29,265                   24,867
     10/31/2005                         28,112                   24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

     1-Year -2.46%    5-Year 2.32%   10-Year 10.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Balanced Fund(SM) (Class B)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Quest
                                   Balanced Fund(SM)
                                      (Class B)             S&P 500 Index

     10/31/1995                         10,000                  10,000
     01/31/1996                         10,877                  11,001
     04/30/1996                         11,332                  11,376
     07/31/1996                         11,063                  11,196
     10/31/1996                         12,107                  12,408
     01/31/1997                         13,079                  13,898
     04/30/1997                         12,774                  14,233
     07/31/1997                         14,840                  17,030
     10/31/1997                         15,079                  16,391
     01/31/1998                         16,331                  17,636
     04/30/1998                         18,166                  20,078
     07/31/1998                         17,615                  20,318
     10/31/1998                         19,163                  19,999
     01/31/1999                         21,904                  23,370
     04/30/1999                         22,974                  24,461
     07/31/1999                         23,012                  24,422
     10/31/1999                         23,156                  25,131
     01/31/2000                         22,629                  25,786
     04/30/2000                         22,902                  26,937
     07/31/2000                         22,266                  26,612
     10/31/2000                         24,337                  26,659
     01/31/2001                         25,964                  25,554
     04/30/2001                         26,482                  23,444
     07/31/2001                         26,261                  22,801
     10/31/2001                         24,603                  20,024
     01/31/2002                         24,740                  21,431
     04/30/2002                         23,453                  20,486
     07/31/2002                         19,460                  17,416
     10/31/2002                         19,220                  17,001
     01/31/2003                         20,265                  16,500
     04/30/2003                         21,798                  17,761
     07/31/2003                         23,623                  19,629
     10/31/2003                         25,345                  20,535
     01/31/2004                         27,432                  22,201
     04/30/2004                         26,785                  21,822
     07/31/2004                         27,162                  21,805
     10/31/2004                         27,826                  22,467
     01/31/2005                         28,473                  23,852
     04/30/2005                         27,729                  23,204
     07/31/2005                         29,979                  24,867
     10/31/2005                         28,797                  24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year -2.35%           5-Year 2.44%            10-Year 11.16%


                      12 | OPPENHEIMER QUEST BALANCED FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Balanced Fund(SM) (Class C)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Quest
                                   Balanced Fund(SM)
                                      (Class C)             S&P 500 Index

     10/31/1995                         10,000                10,000
     01/31/1996                         10,869                11,001
     04/30/1996                         11,323                11,376
     07/31/1996                         11,055                11,196
     10/31/1996                         12,097                12,408
     01/31/1997                         13,061                13,898
     04/30/1997                         12,757                14,233
     07/31/1997                         14,820                17,030
     10/31/1997                         15,062                16,391
     01/31/1998                         16,314                17,636
     04/30/1998                         18,148                20,078
     07/31/1998                         17,600                20,318
     10/31/1998                         19,146                19,999
     01/31/1999                         21,876                23,370
     04/30/1999                         22,947                24,461
     07/31/1999                         22,999                24,422
     10/31/1999                         23,128                25,131
     01/31/2000                         22,602                25,786
     04/30/2000                         22,875                26,937
     07/31/2000                         22,253                26,612
     10/31/2000                         24,308                26,659
     01/31/2001                         25,937                25,554
     04/30/2001                         26,456                23,444
     07/31/2001                         26,238                22,801
     10/31/2001                         24,564                20,024
     01/31/2002                         24,675                21,431
     04/30/2002                         23,364                20,486
     07/31/2002                         19,356                17,416
     10/31/2002                         19,064                17,001
     01/31/2003                         20,079                16,500
     04/30/2003                         21,577                17,761
     07/31/2003                         23,322                19,629
     10/31/2003                         24,971                20,535
     01/31/2004                         26,988                22,201
     04/30/2004                         26,299                21,822
     07/31/2004                         26,636                21,805
     10/31/2004                         27,244                22,467
     01/31/2005                         27,804                23,852
     04/30/2005                         27,052                23,204
     07/31/2005                         29,181                24,867
     10/31/2005                         27,980                24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 1.70%    5-Year 2.85%    10-Year 10.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Balanced Fund(SM) (Class N)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Quest
                                  Balanced Fund(SM)
                                       (Class N)             S&P 500 Index

     03/01/2001                         10,000                    10,000
     04/30/2001                         10,345                    10,094
     07/31/2001                         10,271                     9,817
     10/31/2001                          9,630                     8,621
     01/31/2002                          9,690                     9,227
     04/30/2002                          9,183                     8,821
     07/31/2002                          7,616                     7,499
     10/31/2002                          7,512                     7,320
     01/31/2003                          7,920                     7,104
     04/30/2003                          8,514                     7,647
     07/31/2003                          9,219                     8,296
     10/31/2003                          9,879                     8,841
     01/31/2004                         10,686                     9,559
     04/30/2004                         10,420                     9,396
     07/31/2004                         10,567                     9,388
     10/31/2004                         10,814                     9,674
     01/31/2005                         11,055                    10,154
     04/30/2005                         10,763                     9,991
     07/31/2005                         11,620                    10,707
     10/31/2005                         11,150                    10,517

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 2.11%   5-Year N/A   Since Inception (3/1/01) 2.36%


                      14 | OPPENHEIMER QUEST BALANCED FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Balanced Fund(SM) (Class Y)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Quest
                                  Balanced Fund(SM)
                                     (Class Y)             S&P 500 Index

     05/01/2000                       10,000                       10,000
     07/31/2000                        9,795                        9,879
     10/31/2000                       10,732                        9,897
     01/31/2001                       11,482                        9,487
     04/30/2001                       11,740                        8,703
     07/31/2001                       11,677                        8,464
     10/31/2001                       10,962                        7,434
     01/31/2002                       11,046                        7,956
     04/30/2002                       10,484                        7,605
     07/31/2002                        8,712                        6,466
     10/31/2002                        8,607                        6,311
     01/31/2003                        9,089                        6,126
     04/30/2003                        9,787                        6,594
     07/31/2003                       10,611                        7,153
     10/31/2003                       11,396                        7,623
     01/31/2004                       12,344                        8,242
     04/30/2004                       12,058                        8,101
     07/31/2004                       12,247                        8,095
     10/31/2004                       12,555                        8,341
     01/31/2005                       12,848                        8,755
     04/30/2005                       12,533                        8,614
     07/31/2005                       13,551                        9,232
     10/31/2005                       13,031                        9,068

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/05

1-Year 3.79%    5-Year 3.96% Since   Inception (5/1/00) 4.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor during the period was Oppenheimer Capital LLP, which was the Fund's advisor prior to 11/22/95. The portfolio manager during the period was employed by the Fund's subadvisor.

CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


                      16 | OPPENHEIMER QUEST BALANCED FUND

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      17 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      18 | OPPENHEIMER QUEST BALANCED FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING      ENDING        EXPENSES
                                  ACCOUNT        ACCOUNT       PAID DURING
                                  VALUE          VALUE         6 MONTHS ENDED
                                  (5/1/05)       (10/31/05)    OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual                    $1,000.00      $1,038.50     $ 6.03
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00       1,019.31       5.97
--------------------------------------------------------------------------------
Class B Actual                     1,000.00       1,033.80      10.15
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00       1,015.27      10.06
--------------------------------------------------------------------------------
Class C Actual                     1,000.00       1,034.30       9.79
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00       1,015.63       9.70
--------------------------------------------------------------------------------
Class N Actual                     1,000.00       1,036.00       7.62
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00       1,017.74       7.55
--------------------------------------------------------------------------------
Class Y Actual                     1,000.00       1,039.70       4.33
--------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00       1,020.97       4.29

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A             1.17%
----------------------------
Class B             1.97
----------------------------
Class C             1.90
----------------------------
Class N             1.48
----------------------------
Class Y             0.84

-------------------------------------------------------------------------------


                      19 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  October 31, 2005
-------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--72.5%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.7%
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.2%
Royal Caribbean Cruises Ltd. 1                    7,300,000    $    302,512,000
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
Amazon.com, Inc. 2                                2,500,000          99,700,000
-------------------------------------------------------------------------------
MULTILINE RETAIL--4.3%
Family Dollar Stores, Inc.                        4,000,000          88,560,000
-------------------------------------------------------------------------------
Kohl's Corp. 2                                    4,500,000         216,585,000
                                                                ---------------
                                                                    305,145,000

-------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Best Buy Co., Inc.                                3,000,000         132,780,000
-------------------------------------------------------------------------------
ENERGY--6.5%
-------------------------------------------------------------------------------
OIL & GAS--6.5%
ConocoPhillips                                    4,500,000         294,210,000
-------------------------------------------------------------------------------
XTO Energy, Inc.                                  4,000,000         173,840,000
                                                                ---------------
                                                                    468,050,000

-------------------------------------------------------------------------------
FINANCIALS--19.7%
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Capital One Financial Corp.                       2,500,000         190,875,000
-------------------------------------------------------------------------------
Citigroup, Inc.                                   7,000,000         320,460,000
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                              2,500,000          91,550,000
                                                                ---------------
                                                                    602,885,000

-------------------------------------------------------------------------------
INSURANCE--8.6%
AMBAC Financial Group, Inc.                       2,540,000         180,060,600
-------------------------------------------------------------------------------
American International Group, Inc.                3,000,000         194,400,000
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     3,000,000         239,250,000
                                                                ---------------
                                                                    613,710,600
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.7%
Countrywide Financial Corp.                       6,000,000         190,620,000
-------------------------------------------------------------------------------
HEALTH CARE--12.0%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
Biogen Idec, Inc. 2                               5,500,000         223,465,000
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Boston Scientific Corp. 2                         5,000,000         125,600,000
-------------------------------------------------------------------------------
PHARMACEUTICALS--7.1%
Forest Laboratories, Inc. 2                       3,500,000         132,685,000
-------------------------------------------------------------------------------
Pfizer, Inc.                                     10,000,000         217,400,000
-------------------------------------------------------------------------------


                      20 | OPPENHEIMER QUEST BALANCED FUND

                                                                                       VALUE
                                                                  SHARES          SEE NOTE 1
--------------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Sanofi-Aventis SA, ADR                                         4,000,000     $   160,480,000
                                                                             ---------------
                                                                                 510,565,000

--------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
--------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
ChoicePoint, Inc. 2                                            2,430,000         102,691,800
--------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.6%
Apollo Group, Inc., Cl. A 2                                    3,000,000         189,060,000
--------------------------------------------------------------------------------------------
MACHINERY--2.9%
Eaton Corp.                                                    3,500,000         205,905,000
--------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.0%
--------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.0%
Cisco Systems, Inc. 2                                         18,000,000         314,100,000
--------------------------------------------------------------------------------------------
Motorola, Inc.                                                 8,500,000         188,360,000
                                                                             ---------------
                                                                                 502,460,000

--------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Flextronics International Ltd. 2                              10,000,000          92,900,000
--------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR              21,000,000         169,680,000
--------------------------------------------------------------------------------------------
SOFTWARE--3.3%
Cadence Design Systems, Inc. 2                                 6,000,000          95,880,000
--------------------------------------------------------------------------------------------
McAfee, Inc. 2                                                 4,750,000         142,642,500
                                                                             ---------------
                                                                                 238,522,500

--------------------------------------------------------------------------------------------
MATERIALS--1.7%
--------------------------------------------------------------------------------------------
METALS & MINING--1.7%
Inco Ltd.                                                      3,000,000         120,660,000
                                                                             ---------------
Total Common Stocks (Cost $5,049,161,931)                                      5,196,911,900


                                                               PRINCIPAL
                                                                  AMOUNT
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.2%
U.S. Treasury Nts., 2.625%, 3/15/09 1 (Cost $14,429,525)     $15,000,000          14,160,945

--------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--26.1%
--------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.9%
--------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
DaimlerChrysler NA Holdings Corp., 6.40% Nts., 5/15/06        34,100,000          34,388,043
--------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06             20,060,000          20,048,646
--------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06          38,505,000          38,546,239
                                                                             ---------------
                                                                                  92,982,928


                      21 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------
MEDIA--1.6%
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                         $ 8,500,000   $ 10,326,574
-------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.11% Nts., 8/15/06                                   28,200,000     28,879,423
-------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06                                         38,950,000     39,119,549
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                         36,090,000     36,397,487
                                                                                           ------------
                                                                                            114,723,033

-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.7%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub. Nts., 5/15/07                41,139,000     41,449,764
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                        42,080,000     41,312,671
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                 39,130,000     38,932,628
                                                                                           ------------
                                                                                             80,245,299

-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06                      43,810,000     42,752,339
-------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                              43,500,000     41,405,301
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                       46,350,000     46,225,921
-------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                             42,910,000     43,800,855
                                                                                           ------------
                                                                                            174,184,416

-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                              43,230,000     41,689,369
-------------------------------------------------------------------------------------------------------
ENERGY--1.6%
-------------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                                43,790,000     42,897,823
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                                40,515,000     40,827,695
-------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                              28,750,000     29,223,541
                                                                                            -----------
                                                                                            112,949,059

-------------------------------------------------------------------------------------------------------
FINANCIALS--8.0%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07           47,410,000      48,057,763
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08                     39,100,000      38,054,544
                                                                                           ------------
                                                                                             86,112,307

-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Household Finance Corp., 7% Nts., 5/15/12                                    20,000,000      21,861,360
-------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                   43,615,000      42,318,021
-------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                             40,300,000      39,405,259


                      22 | OPPENHEIMER QUEST BALANCED FUND

                                                                                  PRINCIPAL           VALUE
                                                                                     AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Wachovia Corp., 4.95% Nts., 11/1/06                                             $40,680,000    $ 40,729,141
-----------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                                 30,080,000      29,544,335
                                                                                               ------------
                                                                                                173,858,116

-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Credit Corp., 3% Nts., 5/16/08                                  19,460,000      18,615,378
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
American Express Co., 5.50% Nts., 9/12/06                                        41,100,000      41,380,014
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.50% Nts., 5/1/06                                38,970,000      39,344,151
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                            15,000,000      16,989,360
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                                  26,426,000      26,524,780
6% Nts., 2/21/12                                                                 15,000,000      15,776,955
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                   25,000,000      25,571,500
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                        46,725,000      47,109,780
                                                                                               ------------
                                                                                                212,696,540

-----------------------------------------------------------------------------------------------------------
INSURANCE--1.1%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                          39,050,000      37,528,885
-----------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/1/07         41,960,000      42,396,552
                                                                                               ------------
                                                                                                 79,925,437

-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.5%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                        10,000,000      10,767,970
-----------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                                     40,930,000      40,441,460
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                                    43,840,000      43,500,108
-----------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                                43,810,000      45,098,277
                                                                                               ------------
                                                                                                139,807,815

-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                           43,830,000      42,509,314
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                                   15,100,000      15,298,414
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                           8,740,000       9,081,524
                                                                                               ------------
                                                                                                 24,379,938
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                                                    24,340,000      24,429,669
6% Nts., 6/15/12                                                                 19,700,000      20,748,946


                      23 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL             VALUE
                                                                                       AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Tyco International Group SA, 5.80% Nts., 8/1/06                                   $38,980,000    $   39,245,571
                                                                                                 --------------
                                                                                                     84,424,186

---------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
John Deere Capital Corp., 3.875% Nts., Series D, 3/7/07                            29,340,000        29,026,033
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.6%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Motorola, Inc., 4.608% Nts., 11/16/07                                              43,850,000        43,652,631
---------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
---------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Temple-Inland, Inc., 5.003% Nts., 5/17/07                                          39,190,000        38,983,273
---------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                                        44,705,000        44,330,372
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                                   39,450,000        39,662,478
---------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                                              24,350,000        24,394,974
7.375% Sr. Nts., 9/1/12                                                            15,000,000        16,658,835
                                                                                                 --------------
                                                                                                     80,716,287

---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06                        24,740,000        24,956,599
---------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Dominion Resources, Inc., 3.66% Sr. Nts., Series A, 11/15/06                       43,845,000        43,317,150
---------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06                                  42,760,000        42,690,858
                                                                                                 --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,887,694,237)                             1,868,226,102

---------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.9%
---------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.90%, 11/7/05                                       3,002,000         3,000,049
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.65%, 11/1/05                                             61,148,000        61,148,000
                                                                                                  -------------
Total Short-Term Notes (Cost $64,148,049)                                                            64,148,049
---------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $7,015,433,742)                                          7,143,446,996


                      24 | OPPENHEIMER QUEST BALANCED FUND

                                                                                    PRINCIPAL                VALUE
                                                                                       AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.8%
-------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Trust Money Market Securities, Series A-2, 4.045%, 11/15/05 3                    $ 10,000,000       $   10,000,000
-------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 3                                     12,000,000           12,000,000
                                                                                                    ---------------
                                                                                                        22,000,000

-------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Protective Life Insurance Co., 4.36%, 1/30/06 3                                     2,000,000            2,000,000
-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.08% in joint repurchase agreement (Principal Amount/
Value $3,400,000,000, with a maturity value of $3,400,382,500) with Nomura
Securities, 4.05%, dated 10/31/05, to be repurchased at $2,568,768 on 11/1/05, collateralized by U.S. Agency Mortgages, 4.04%--5.50%, 3/15/14--10/1/35,
with a value of $3,468,000,000 3                                                    2,568,479            2,568,479
-------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 4%, 11/16/05 3                                       4,942,151            4,942,151
-------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.3%
Landesbank Baden-Wuerttemberg, NY, 4.01%, 12/29/05 3                               14,995,912           14,995,912
-------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 3.98%, 11/16/05 3                                    8,997,046            8,997,046
                                                                                                    ---------------
                                                                                                        23,992,958
                                                                                                    ---------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $55,503,588)                                                                                      55,503,588

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,070,937,330)                                       100.5%       7,198,950,584
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (0.5)         (37,432,888)
                                                                                  ---------------------------------
NET ASSETS                                                                              100.0%      $7,161,517,696
                                                                                  =================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 5 of Notes to Financial
Statements.

2. Non-income producing security.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $64,487,267)
(cost $7,070,937,330)--see accompanying statement of investments                      $7,198,950,584
----------------------------------------------------------------------------------------------------
Cash                                                                                       6,319,865
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                    26,792,302
Investments sold                                                                           6,625,128
Shares of beneficial interest sold                                                         3,172,708
Other                                                                                        113,322
                                                                                      --------------
Total assets                                                                           7,241,973,909

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                55,503,588
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                    15,016,505
Investments purchased                                                                      4,995,347
Distribution and service plan fees                                                         1,459,405
Shareholder communications                                                                 1,322,395
Transfer and shareholder servicing agent fees                                              1,317,201
Trustees' compensation                                                                       761,562
Other                                                                                         80,210
                                                                                      --------------
Total liabilities                                                                         80,456,213

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $7,161,517,696
                                                                                      ==============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $    4,062,724
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             6,770,641,582
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                         19,013,191
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                             239,786,945
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               128,013,254
                                                                                      --------------
NET ASSETS                                                                            $7,161,517,696
                                                                                      ==============


                      26 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,277,260,903 and
184,238,650 shares of beneficial interest outstanding)                                            $17.79
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $18.88
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,205,679,288 and 126,332,626 shares
of beneficial interest outstanding)                                                               $17.46
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,191,399,712 and 68,172,793 shares
of beneficial interest outstanding)                                                               $17.48
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $216,842,595 and 12,331,396 shares
of beneficial interest outstanding)                                                               $17.58
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $270,335,198 and 15,196,928 shares of beneficial interest outstanding)                         $17.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Interest                                                               $  71,981,836
-------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,337,211)                60,250,362
-------------------------------------------------------------------------------------
Portfolio lending fees                                                       895,417
-------------------------------------------------------------------------------------
Other income                                                                 128,673
                                                                       --------------
Total investment income                                                  133,256,288

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                           51,385,949
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    8,124,757
Class B                                                                   24,689,695
Class C                                                                   12,472,915
Class N                                                                    1,093,916
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    6,391,049
Class B                                                                    5,385,547
Class C                                                                    2,073,812
Class N                                                                      600,547
Class Y                                                                      375,703
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      858,449
Class B                                                                      981,470
Class C                                                                      364,379
Class N                                                                       26,139
-------------------------------------------------------------------------------------
Trustees' compensation                                                       457,504
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   90,154
-------------------------------------------------------------------------------------
Administration service fees                                                    1,500
-------------------------------------------------------------------------------------
Other                                                                        440,452
                                                                       --------------
Total expenses                                                           115,813,937
Less reduction to custodian expenses                                         (28,129)
                                                                       --------------
Net expenses                                                             115,785,808

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     17,470,480

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------
Net realized gain on investments                                         455,092,227
-------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    (246,170,891)

-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 226,391,816
                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                            2005               2004
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income (loss)
                                                                        $   17,470,480     $   (1,822,325)
----------------------------------------------------------------------------------------------------------
Net realized gain                                                          455,092,227        878,073,926
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     (246,170,891)      (298,061,553)
                                                                        ----------------------------------
Net increase in net assets resulting from operations                       226,391,816        578,190,048

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             --         (5,329,694)
Class B                                                                             --                 --
Class C                                                                             --                 --
Class N                                                                             --            (50,738)
Class Y                                                                             --           (811,934)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                    116,753,759        531,512,099
Class B                                                                   (416,333,424)        33,158,209
Class C                                                                    (49,767,516)       132,642,652
Class N                                                                      2,797,923         49,356,993
Class Y                                                                     23,891,848         37,480,083

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                  (96,265,594)     1,356,147,718
----------------------------------------------------------------------------------------------------------
Beginning of period                                                      7,257,783,290      5,901,635,572
                                                                        ----------------------------------

End of period (including accumulated net investment income
(loss) of $19,013,191 and $(518,804), respectively)                     $7,161,517,696     $7,257,783,290
                                                                        ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED OCTOBER 31,                        2005            2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    17.19      $    15.69       $    12.02       $    16.09       $    16.66
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .11 1           .07              .16              .17              .46
Net realized and unrealized gain (loss)                  .49            1.46             3.64            (3.53)            (.20)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .60            1.53             3.80            (3.36)             .26
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            (.03)            (.13)            (.27)            (.53)
Distributions from net realized gain                      --              --               --             (.44)            (.30)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --            (.03)            (.13)            (.71)            (.83)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    17.79      $    17.19       $    15.69       $    12.02       $    16.09
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.49%           9.79%           31.87%          (21.88)%           1.64%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $3,277,261      $3,054,761       $2,287,707       $1,667,143       $1,763,404
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $3,285,181      $2,759,594       $1,902,499       $1,960,568       $1,353,860
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.61%           0.38%            1.60%            1.20%            2.61%
Total expenses                                          1.17% 4         1.21% 4,5        1.38% 4,5        1.51% 4,5        1.47% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89%            106%              92%             108%              88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER QUEST BALANCED FUND

CLASS B   YEAR ENDED OCTOBER 31,                        2005            2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    17.01      $    15.61       $    11.98       $    16.00       $    16.52
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.03) 1         (.07)             .06              .07              .35
Net realized and unrealized gain (loss)                  .48            1.47             3.63            (3.52)            (.19)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .45            1.40             3.69            (3.45)             .16
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --              --             (.06)            (.13)            (.38)
Distributions from net realized gain                      --              --               --             (.44)            (.30)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --              --             (.06)            (.57)            (.68)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    17.46      $    17.01       $    15.61       $    11.98       $    16.00
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.65%           8.97%           30.89%          (22.38)%           1.03%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,205,679      $2,549,069       $2,306,366       $1,759,167       $1,836,130
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,470,464      $2,495,872       $1,985,215       $2,068,300       $1,307,367
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.17)%         (0.40)%           0.84%            0.56%            2.00%
Total expenses                                          1.96% 4         2.00% 4,5        2.15% 4,5        2.15% 4,5        2.07% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89%            106%              92%             108%              88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED OCTOBER 31,                        2005            2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    17.02      $    15.60       $    11.97       $    16.00       $    16.51
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.02) 1         (.06)             .07              .07              .34
Net realized and unrealized gain (loss)                  .48            1.48             3.62            (3.52)            (.18)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .46            1.42             3.69            (3.45)             .16
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --              --             (.06)            (.14)            (.37)
Distributions from net realized gain                      --              --               --             (.44)            (.30)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --              --             (.06)            (.58)            (.67)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    17.48      $    17.02       $    15.60       $    11.97       $    16.00
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.70%           9.10%           30.99%          (22.40)%           1.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,191,400      $1,207,729       $  982,288       $  763,338       $  751,229
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,248,447      $1,129,522       $  835,198       $  903,426       $  502,037
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.11)%         (0.34)%           0.92%            0.58%            2.00%
Total expenses                                          1.89% 4         1.94% 4,5        2.08% 4,5        2.13% 4,5        2.07% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89%            106%              92%             108%              88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      32 | OPPENHEIMER QUEST BALANCED FUND

CLASS N   YEAR ENDED OCTOBER 31,                        2005            2004           2003           2002           2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    17.05      $    15.58     $    11.94     $    16.05     $    16.84
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .05 2           .03            .11            .20            .22
Net realized and unrealized gain (loss)                  .48            1.45           3.63          (3.56)          (.83)
                                                  -------------------------------------------------------------------------
Total from investment operations                         .53            1.48           3.74          (3.36)          (.61)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            (.01)          (.10)          (.31)          (.18)
Distributions from net realized gain                      --              --             --           (.44)            --
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --            (.01)          (.10)          (.75)          (.18)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    17.58      $    17.05     $    15.58     $    11.94     $    16.05
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      3.11%           9.47%         31.50%        (21.99)%        (3.71)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  216,843      $  207,450     $  142,866     $   85,744     $   19,649
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  219,040      $  180,201     $  112,416     $   70,477     $    4,977
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   0.30%           0.04%          1.23%          1.07%          2.75%
Total expenses                                          1.49%           1.55%          1.74%          1.67%          1.58%
Expenses after payments and waivers and
reduction to custodian expenses                         1.49%           1.55%          1.70%          1.67%          1.58%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89%            106%            92%           108%            88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   YEAR ENDED OCTOBER 31,                        2005            2004             2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    17.14      $    15.62       $    11.96       $    16.05       $    16.67
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17 1           .12              .20              .25              .74
Net realized and unrealized gain (loss)                  .48            1.46             3.64            (3.52)            (.40)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .65            1.58             3.84            (3.27)             .34
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            (.06)            (.18)            (.38)            (.66)
Distributions from net realized gain                      --              --               --             (.44)            (.30)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           --            (.06)            (.18)            (.82)            (.96)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    17.79      $    17.14       $    15.62       $    11.96       $    16.05
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.79%          10.17%           32.40%          (21.48)%           2.14%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  270,335      $  238,775       $  182,409       $  118,068       $  134,654
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  253,220      $  216,973       $  145,793       $  137,322       $   77,394
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.93%           0.70%            1.89%            1.75%            2.97%
Total expenses                                          0.85% 4         0.90% 4          1.05% 4          0.96% 4,5        1.00% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   89%            106%              92%             108%              88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      34 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's primary objective is growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Effective January 1, 2005, Oppenheimer Capital LLC (the Sub-Advisor) replaced OpCap Advisors as the Fund's sub-advisor, and assumed its responsibility for providing day-to-day portfolio management for the Fund. Oppenheimer Capital LLC is the parent company of OpCap Advisors.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


                      35 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be


                      36 | OPPENHEIMER QUEST BALANCED FUND
sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
 UNDISTRIBUTED      UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
 NET INVESTMENT         LONG-TERM                   LOSS    FOR FEDERAL INCOME
 INCOME                      GAIN       CARRYFORWARD 1,2          TAX PURPOSES
 -----------------------------------------------------------------------------
 $19,756,774         $242,161,155                   $--           $125,639,048

1. During the fiscal year ended October 31, 2005, the Fund utilized $181,820,457 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended October 31, 2004, the Fund utilized $876,964,925 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                         INCREASE                   REDUCTION
                                   TO ACCUMULATED          TO ACCUMULATED NET
                 INCREASE          NET INVESTMENT               REALIZED GAIN
       TO PAID-IN CAPITAL                  INCOME            ON INVESTMENTS 3
------------------------------------------------------------------------------
              $29,904,048              $2,061,515                 $31,965,563

3. $34,474,200, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.


                      37 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                          YEAR ENDED              YEAR ENDED
                                    OCTOBER 31, 2005        OCTOBER 31, 2004
----------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                  $--              $6,192,366

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities   $7,073,311,536
                                               ===============
              Gross unrealized appreciation    $  391,840,371
              Gross unrealized depreciation      (266,201,323)
                                               ---------------
              Net unrealized appreciation      $  125,639,048
                                               ===============

During the year ending October 31, 2005, the Fund reclassified certain amounts related to treasury inflation-protected securities held in 2002, 2003 and 2004. The reclassifications included a decrease to net unrealized appreciation on investments and an increase accumulated realized gain in the amount of $2,508,637 related to 2002, and a decrease to net unrealized appreciation on investments and an increase to net investment income in the amount of $2,061,515 related to 2003. In 2005, the resulting reclassification, as adjusted for permanent tax differences, was an increase to paid-in capital in the amount of $4,570,152 and a corresponding decrease to accumulated unrealized appreciation. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were increased by $230,964 and payments of $9,272 were made to retired trustees, resulting in an accumulated liability of $715,449 as of October 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.


                      38 | OPPENHEIMER QUEST BALANCED FUND

Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash 'Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED OCTOBER 31, 2005       YEAR ENDED OCTOBER 31, 2004
                                SHARES           AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                        52,209,952    $ 933,780,734     63,546,703    $ 1,061,970,225
Dividends and/or
distributions reinvested            --               --        289,741          4,693,898
Redeemed                   (45,627,925)    (817,026,975)   (32,026,858)      (535,152,024)
                          ----------------------------------------------------------------
Net increase                 6,582,027    $ 116,753,759     31,809,586    $   531,512,099
                          ================================================================


                      39 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

CLASS B
Sold                        14,527,626    $ 255,243,732     25,825,685    $ 427,597,730
Dividends and/or
distributions reinvested            --               --             --               --
Redeemed                   (38,046,508)    (671,577,156)   (23,752,602)    (394,439,521)
                          --------------------------------------------------------------
Net increase (decrease)    (23,518,882)   $(416,333,424)     2,073,083    $  33,158,209
                          ==============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                        11,673,588    $ 205,356,257     18,943,131    $ 313,720,431
Dividends and/or
distributions reinvested            --               --             --               --
Redeemed                   (14,475,489)    (255,123,773)   (10,924,983)    (181,077,779)
                          --------------------------------------------------------------
Net increase (decrease)     (2,801,901)   $ (49,767,516)     8,018,148    $ 132,642,652
                          ==============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                         4,902,473    $  86,592,098      6,779,800    $ 112,445,795
Dividends and/or
distributions reinvested            --               --          3,094           49,396
Redeemed                    (4,736,733)     (83,794,175)    (3,787,108)     (63,138,198)
                          --------------------------------------------------------------
Net increase                   165,740    $   2,797,923      2,995,786    $  49,356,993
                          ==============================================================

----------------------------------------------------------------------------------------
CLASS Y
Sold                         6,145,175    $ 110,749,121      5,092,722    $  84,840,588
Dividends and/or
distributions reinvested            --               --         50,227          811,929
Redeemed                    (4,878,597)     (86,857,273)    (2,893,159)     (48,172,434)
                          --------------------------------------------------------------
Net increase                 1,266,578    $  23,891,848      2,249,790    $  37,480,083
                          ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                                  PURCHASES              SALES
-------------------------------------------------------------------------------
Investment securities                       $ 6,371,320,100     $5,885,887,688
U.S. government and
government agency obligations                    53,845,313        584,887,456

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the agreement provides for a fee at annual rate of 0.80% of the first $1 billion of average annual net assets of the Fund, 0.76% of the next $2 billion, 0.71% of the next $1 billion, 0.66% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion, 0.50% of average annual net assets in excess of $7 billion. Prior to January 1, 2005, the agreement provided for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets


                      40 | OPPENHEIMER QUEST BALANCED FUND
of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion and 0.50% of average annual net assets in excess of $8 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee collected by the Manager on assets in excess of that amount. For the year ended October 31, 2005, the Manager paid $4,096,168 and $11,422,817 to the Sub-Advisor and OpCap Advisors, respectively, for their services to the Fund. The sub-advisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $14,771,840 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to com-


                      41 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

pensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $50,005,451, $21,931,448 and $4,243,646, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A            CLASS B            CLASS C          CLASS N
                             CLASS A         CONTINGENT         CONTINGENT         CONTINGENT       CONTINGENT
                           FRONT-END           DEFERRED           DEFERRED           DEFERRED         DEFERRED
                       SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES    SALES CHARGES
                         RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------
October 31, 2005          $2,603,918            $14,046         $4,832,174           $260,003         $227,030

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in


                      42 | OPPENHEIMER QUEST BALANCED FUND
the form of a substitute payment received from the borrower. As of October 31, 2005, the Fund had on loan securities valued at $64,487,267. Collateral of $63,770,518 was received for the loans, of which $55,503,588 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      43 | OPPENHEIMER QUEST BALANCED FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER QUEST FOR VALUE FUNDS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Balanced Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds), including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Balanced Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 20, 2005


                      44 | OPPENHEIMER QUEST BALANCED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $59,175,671 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      45 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      46 | OPPENHEIMER QUEST BALANCED FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General
Chairman of the Board              Partner of Trivest Venture Fund (private venture capital fund); President of
of Trustees,                       Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the following
Trustee (since 1987)               open-end investment companies: Cash Assets Trust, PIMCO Advisors VIT, Tax Free Trust
Age: 72                            of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                   Principal of Clinton Management Associates (financial and venture capital consulting
Trustee (since 1987)               firm) (since 1996); Trustee of PIMCO Advisors VIT (open-end investment company);
Age: 74                            Trustee of Capital Cash Management Trust (money market fund) (1979-December
                                   2004); Trustee of Narragansett Insured Tax-Free Income Fund (tax-exempt bond fund) (1996-December 2004); Trustee of Prime Cash Fund (1996-December 2004);
                                   and Director of OCC Cash Reserves, Inc. (open-end investment company)
                                   (1989-December 2002). Oversees 11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1998)               OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                  Founder and Chairman Emeritus of Aquila Management Corporation (open-end
Trustee (since 1987)               investment company) (since December 2004); Chairman and Chief Executive
Age: 76                            Officer of Aquila Management Corporation (since August 1984); Chairman of the Board and President of Aquila Management Corporation (August 1984-
                                   December 1984); Vice President, Director and Secretary of Aquila Distributors,
                                   Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila
                                   Distributors, Inc.; President and Chairman of the Board of Trustees of Capital
                                   Cash Management Trust ("CCMT"); President and Director of STCM Management
                                   Company, Inc. (sponsor and adviser to CCMT); Chairman, President and Director of InCap Management Corporation (nature of business); Sub-Advisor and
                                   Administrator of Prime Cash Fund & Short Term Asset Reserves (nature of business); Director of OCC Cash Reserves, Inc. (open-end investment company)
                                   (until June 2003); Trustee of OCC Accumulation Trust (open-end investment company); Chairman of the Board of Trustees and President of Hawaiian Tax-Free
                                   Trust (open-end investment company) (February 1985-December 2003); Trustee
                                   Emeritus of Brown University (since June 1983) . Oversees 11 portfolios in the
                                   OppenheimerFunds complex.

BRIAN WRUBLE,                      General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2001)               Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                            (since September 2004); Director of Zurich Financial Investment Advisory
                                   Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                   1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment
                                   Partners, LLC (private equity investment) (January 1999-September 2004);
                                   Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                   1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.


                      47 | OPPENHEIMER QUEST BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN WRUBLE,                      (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the
Continued                          OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MURPHY
OF THE FUND                        AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                   10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President (since 2001)             (since September 2000) of the Manager; President and director or trustee of
Age: 55                            other Oppenheimer funds; President and Director of Oppenheimer Acquisition
                                   Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
                                   Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                   July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                   Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                   Legacy Program (charitable trust program established by the Manager) (since
                                   July 2001); Director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc. (since July 2001); President
                                   (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                                   Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                   Insurance Company (OAC's parent company) (since February 1997); Director of
                                   DLB Acquisition Corporation (holding company parent of Babson Capital
                                   Management LLC) (since June 1995); Member of the Investment Company
                                   Institute's Board of Governors (since October 3, 2003); Chief Operating
                                   Officer of the Manager (September 2000-June 2001); President and Trustee of
                                   MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                   Company (September 1999-August 2000); President, Chief Executive Officer and
                                   Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                   Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 77
                                   portfolios in the OppenheimerFunds complex as a director or trustee and officer and an additional 10 portfolios as an officer.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                 March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer           Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                            February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer (since 1999)             Treasurer of the following: HarbourView Asset Management Corporation,
Age: 45                            Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
                                   Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                                   (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                   (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                   2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                   Officer


                                       48 | OPPENHEIMER QUEST BALANCED FUND

BRIAN W. WIXTED,                  of OFI Trust Company (trust company subsidiary of the Manager) (since
Continued                         May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                  Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                           (since December 2001); General Counsel of Centennial Asset Management
                                  Corporation (since December 2001); Senior Vice President and General Counsel
                                  of HarbourView Asset Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since November 2001); Assistant
                                  Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting
                                  General Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001).
                                  An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      49 | OPPENHEIMER QUEST BALANCED FUND


OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    9.4%
--------------------------------------------------------------------------------
Media                                                                       9.2
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.5
--------------------------------------------------------------------------------
Tobacco                                                                     4.3
--------------------------------------------------------------------------------
Aerospace & Defense                                                         4.2
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.3
--------------------------------------------------------------------------------
Insurance                                                                   2.8
--------------------------------------------------------------------------------
Commercial Banks                                                            2.6
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              2.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         4.5%
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.3
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  3.2
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.6
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.6
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      2.5
--------------------------------------------------------------------------------
BP plc, ADR                                                                 2.5
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              2.4
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              2.3
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                  7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                           64.2%

Cash Equivalents                 32.7

Bonds and Notes                   3.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Quest Opportunity Value Fund's Class A shares without sales charge one-year total return was slightly below the benchmark index. These results were achieved during a time of major changes to the Fund's portfolio. Our management team assumed daily oversight responsibilities on January 1, 2005. Since then, we have repositioned the portfolio to have a more appropriate risk-reward profile and to reflect our investment approach, which seeks consistently above-average annual results while keeping overall portfolio risk at roughly market levels.

      Our research indicated that the average asset allocation over time for a flexible fund is 60% equities and 40% bonds/cash. Because we do not believe that most investors, even professionals, can consistently predict whether stock or bond markets will outperform over the short-term, we see little to be gained (except, possibly, additional risk) by deviating from this long-term average. Except during periods when our convictions about either market are very high, we plan to maintain the Fund's strategic asset allocation at or near the historical average. During these 10 months, we were somewhat cautious about both the equity and fixed-income markets. We reduced the Fund's equity allocation from 92% of assets to approximately 65%.

      In nine of ten sectors, the stock portfolio's positive results can be attributed to our individual stock selections rather than sector weightings; over- or underweightings in those sectors were negligible while our holdings delivered above-average total returns. Among the largest individual contributors was Liberty Global, Inc. a U.S. company that operates cable TV systems in Europe and Japan. Our research showed that Liberty Global, Inc. faced fewer structural competitive issues and may have more growth opportunities than U.S. cable operators.

      Also giving results a boost were carefully selected short positions. In identifying companies with superior three-year earnings power, we also uncover those with inferior prospects. We opportunistically choose to short these potential laggards, a tactic that may add incremental return without increasing overall portfolio risk.

      Shorting involves selling securities that the Fund does not own and borrowing the same securities from a third party for delivery to the buyer. If the price of the stock subsequently declines, we may be able to buy shares at a later date for less than the buyer paid us originally. Those shares are given to the third party, replacing the borrowed shares, and the Fund keeps the profit. It is important that investors understand that short selling creates the risk of unlimited loss and is considered speculative.


                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Few stocks detracted from performance. The most notable was IDT Corp., a multinational communications company that did not stay focused on its core growth opportunities in telephone services, prepaid phone cards and animation media. Nonetheless, we maintained the position; the release of a new animated film in 2006 could help to get the company back on track.

      The one area where we might have added more value was the market-leading energy sector. We intentionally underweighted energy stocks, because we could not identify a significant supply-demand issue that justified current prices. As we see it, a bottleneck at the U.S. refining level has been extrapolated throughout the energy industry on a global basis. We remain underexposed to energy-related investments.

      To partially offset the energy positioning, we increased the Fund's investment in an area that benefited from the inflationary pressures associated with higher energy prices--namely, cash equivalents. Since we assumed management responsibilities in January, the Federal Reserve has lifted short-term interest rates six times in an effort to keep inflation low. As the federal funds rates climbed from 1.75% to 3.75%, the roughly 35% of Fund assets invested in very short-term fixed-income instruments that outperformed the longer duration benchmark contributed to the Fund's total return.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Opportunity Value Fund(SM) (Class A)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       Oppenheimer Quest
                                       Opportunity Value
                                      Fund(SM) (Class A)          S&P 500 Index

10/31/1995                                    9,425                   10,000
01/31/1996                                   10,348                   11,001
04/30/1996                                   10,820                   11,376
07/31/1996                                   10,422                   11,196
10/31/1996                                   11,646                   12,408
01/31/1997                                   12,757                   13,898
04/30/1997                                   12,628                   14,233
07/31/1997                                   14,626                   17,030
10/31/1997                                   14,285                   16,391
01/31/1998                                   14,748                   17,636
04/30/1998                                   16,258                   20,078
07/31/1998                                   15,607                   20,318
10/31/1998                                   15,117                   19,999
01/31/1999                                   15,709                   23,370
04/30/1999                                   17,478                   24,461
07/31/1999                                   17,016                   24,422
10/31/1999                                   17,584                   25,131
01/31/2000                                   16,995                   25,786
04/30/2000                                   17,040                   26,937
07/31/2000                                   16,513                   26,612
10/31/2000                                   18,078                   26,659
01/31/2001                                   18,949                   25,554
04/30/2001                                   19,225                   23,444
07/31/2001                                   19,135                   22,801
10/31/2001                                   17,574                   20,024
01/31/2002                                   17,877                   21,431
04/30/2002                                   17,565                   20,486
07/31/2002                                   15,684                   17,416
10/31/2002                                   15,008                   17,001
01/31/2003                                   14,677                   16,500
04/30/2003                                   15,211                   17,761
07/31/2003                                   16,249                   19,629
10/31/2003                                   17,213                   20,535
01/31/2004                                   18,510                   22,201
04/30/2004                                   17,923                   21,822
07/31/2004                                   18,251                   21,805
10/31/2004                                   18,642                   22,467
01/31/2005                                   19,669                   23,852
04/30/2005                                   19,496                   23,204
07/31/2005                                   20,341                   24,867
10/31/2005                                   20,094                   24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 1.59%   5-Year 0.93%   10-Year 7.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                  11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Opportunity Value Fund(SM) (Class B)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       Oppenheimer Quest
                                       Opportunity Value
                                       Fund(SM) (Class B)          S&P 500 Index

10/31/1995                                   10,000                   10,000
01/31/1996                                   10,963                   11,001
04/30/1996                                   11,450                   11,376
07/31/1996                                   11,017                   11,196
10/31/1996                                   12,292                   12,408
01/31/1997                                   13,449                   13,898
04/30/1997                                   13,299                   14,233
07/31/1997                                   15,379                   17,030
10/31/1997                                   15,003                   16,391
01/31/1998                                   15,474                   17,636
04/30/1998                                   17,037                   20,078
07/31/1998                                   16,331                   20,318
10/31/1998                                   15,796                   19,999
01/31/1999                                   16,400                   23,370
04/30/1999                                   18,223                   24,461
07/31/1999                                   17,715                   24,422
10/31/1999                                   18,279                   25,131
01/31/2000                                   17,642                   25,786
04/30/2000                                   17,663                   26,937
07/31/2000                                   17,091                   26,612
10/31/2000                                   18,687                   26,659
01/31/2001                                   19,551                   25,554
04/30/2001                                   19,811                   23,444
07/31/2001                                   19,687                   22,801
10/31/2001                                   18,060                   20,024
01/31/2002                                   18,372                   21,431
04/30/2002                                   18,051                   20,486
07/31/2002                                   16,118                   17,416
10/31/2002                                   15,423                   17,001
01/31/2003                                   15,083                   16,500
04/30/2003                                   15,631                   17,761
07/31/2003                                   16,699                   19,629
10/31/2003                                   17,689                   20,535
01/31/2004                                   19,022                   22,201
04/30/2004                                   18,419                   21,822
07/31/2004                                   18,756                   21,805
10/31/2004                                   19,158                   22,467
01/31/2005                                   20,213                   23,852
04/30/2005                                   20,035                   23,204
07/31/2005                                   20,903                   24,867
10/31/2005                                   20,650                   24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 1.96%   5-Year 1.06%   10-Year 7.52%


                  12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Opportunity Value Fund(SM) (Class C)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Quest
                                   Opportunity Value
                                   Fund(SM) (Class C)              S&P 500 Index

10/31/1995                              10,000                        10,000
01/31/1996                              10,962                        11,001
04/30/1996                              11,446                        11,376
07/31/1996                              11,012                        11,196
10/31/1996                              12,289                        12,408
01/31/1997                              13,448                        13,898
04/30/1997                              13,293                        14,233
07/31/1997                              15,375                        17,030
10/31/1997                              14,998                        16,391
01/31/1998                              15,469                        17,636
04/30/1998                              17,032                        20,078
07/31/1998                              16,326                        20,318
10/31/1998                              15,791                        19,999
01/31/1999                              16,392                        23,370
04/30/1999                              18,217                        24,461
07/31/1999                              17,713                        24,422
10/31/1999                              18,277                        25,131
01/31/2000                              17,640                        25,786
04/30/2000                              17,667                        26,937
07/31/2000                              17,099                        26,612
10/31/2000                              18,690                        26,659
01/31/2001                              19,561                        25,554
04/30/2001                              19,815                        23,444
07/31/2001                              19,691                        22,801
10/31/2001                              18,060                        20,024
01/31/2002                              18,344                        21,431
04/30/2002                              17,993                        20,486
07/31/2002                              16,043                        17,416
10/31/2002                              15,323                        17,001
01/31/2003                              14,959                        16,500
04/30/2003                              15,478                        17,761
07/31/2003                              16,502                        19,629
10/31/2003                              17,450                        20,535
01/31/2004                              18,730                        22,201
04/30/2004                              18,105                        21,822
07/31/2004                              18,397                        21,805
10/31/2004                              18,754                        22,467
01/31/2005                              19,759                        23,852
04/30/2005                              19,548                        23,204
07/31/2005                              20,347                        24,867
10/31/2005                              20,066                        24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 6.00%   5-Year 1.43%   10-Year 7.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Opportunity Value Fund(SM) (Class N)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                    Oppenheimer Quest
                                    Opportunity Value
                                    Fund(SM) (Class N)             S&P 500 Index

03/01/2001                               10,000                        10,000
04/30/2001                               10,221                        10,094
07/31/2001                               10,170                         9,817
10/31/2001                                9,337                         8,621
01/31/2002                                9,496                         9,227
04/30/2002                                9,326                         8,821
07/31/2002                                8,327                         7,499
10/31/2002                                7,957                         7,320
01/31/2003                                7,772                         7,104
04/30/2003                                8,054                         7,647
07/31/2003                                8,599                         8,296
10/31/2003                                9,102                         8,841
01/31/2004                                9,779                         9,559
04/30/2004                                9,461                         9,396
07/31/2004                                9,623                         9,388
10/31/2004                                9,819                         9,674
01/31/2005                               10,351                        10,154
04/30/2005                               10,250                         9,991
07/31/2005                               10,683                        10,707
10/31/2005                               10,545                        10,517

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 6.39%   5-Year N/A   Since Inception (3/1/01) 1.14%


                  14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Opportunity Value Fund(SM) (Class Y)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                    Oppenheimer Quest
                                    Opportunity Value
                                    Fund(SM) (Class Y)             S&P 500 Index

12/16/1996                               10,000                        10,000
01/31/1997                               10,635                        10,624
04/30/1997                               10,531                        10,881
07/31/1997                               12,215                        13,019
10/31/1997                               11,951                        12,531
01/31/1998                               12,353                        13,482
04/30/1998                               13,636                        15,349
07/31/1998                               13,109                        15,532
10/31/1998                               12,713                        15,289
01/31/1999                               13,216                        17,866
04/30/1999                               14,712                        18,700
07/31/1999                               14,343                        18,670
10/31/1999                               14,841                        19,212
01/31/2000                               14,361                        19,713
04/30/2000                               14,408                        20,593
07/31/2000                               13,985                        20,344
10/31/2000                               15,331                        20,380
01/31/2001                               16,080                        19,536
04/30/2001                               16,332                        17,923
07/31/2001                               16,261                        17,431
10/31/2001                               14,951                        15,308
01/31/2002                               15,225                        16,383
04/30/2002                               14,965                        15,661
07/31/2002                               13,377                        13,314
10/31/2002                               12,807                        12,997
01/31/2003                               12,538                        12,614
04/30/2003                               12,997                        13,578
07/31/2003                               13,892                        14,730
10/31/2003                               14,724                        15,698
01/31/2004                               15,835                        16,972
04/30/2004                               15,340                        16,683
07/31/2004                               15,624                        16,669
10/31/2004                               15,963                        17,176
01/31/2005                               16,852                        18,028
04/30/2005                               16,710                        17,739
07/31/2005                               17,438                        19,010
10/31/2005                               17,237                        18,673

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/05

1-Year 7.98%   5-Year 2.37%   Since Inception (12/16/96) 6.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


                  16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING            EXPENSES
                            ACCOUNT           ACCOUNT           PAID DURING
                            VALUE             VALUE             6 MONTHS ENDED
                            (5/1/05)          (10/31/05)        OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00         $ 1,030.70        $ 6.88
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,018.45          6.84
--------------------------------------------------------------------------------
Class B Actual               1,000.00           1,026.50         10.94
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,014.47         10.87
--------------------------------------------------------------------------------
Class C Actual               1,000.00           1,026.50         10.68
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,014.72         10.62
--------------------------------------------------------------------------------
Class N Actual               1,000.00           1,028.80          8.68
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00           1,016.69          8.63
--------------------------------------------------------------------------------
Class Y Actual               1,000.00           1,031.60          5.96
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00           1,019.36          5.92

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.34%
----------------------------
Class B            2.13
----------------------------
Class C            2.08
----------------------------
Class N            1.69
----------------------------
Class Y            1.16

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--64.5%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Marriott International, Inc., Cl. A                                                                     170,200   $      10,147,324
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--9.2%
Liberty Global, Inc., Series A                                                                        1,744,552          43,212,553
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                                      1,744,552          41,380,773
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                                          7,233,600          57,651,792
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                                     831,400          25,748,458
                                                                                                                  ------------------
                                                                                                                        167,993,576

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.3%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wal-Mart Stores, Inc.                                                                                   332,400          15,725,844
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Nestle SA                                                                                                64,931          19,338,042
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.3%
Altria Group, Inc.                                                                                    1,049,900          78,794,995
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.3%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                                                                         305,900          18,078,690
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
BP plc, ADR                                                                                             673,000          44,687,200
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                                      58,300           5,299,470
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                             153,300           9,795,870
                                                                                                                  ------------------
                                                                                                                         59,782,540

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.7%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.6%
UBS AG                                                                                                  339,540          28,835,948
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.6%
Bank of America Corp.                                                                                   240,800          10,532,592
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                       615,400          37,047,080
                                                                                                                  ------------------
                                                                                                                         47,579,672

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
Capital One Financial Corp.                                                                             208,500   $      15,918,975
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                         402,733          18,437,117
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    553,100          20,254,522
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                          100,900          12,074,703
                                                                                                                  ------------------
                                                                                                                         66,685,317

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.8%
American International Group, Inc.                                                                      113,100           7,328,880
------------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                   124,100          12,341,745
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                         785,400          24,889,326
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                     201,500           5,740,735
                                                                                                                  ------------------
                                                                                                                         50,300,686

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Countrywide Financial Corp.                                                                             339,400          10,782,738
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                             131,600           8,073,660
                                                                                                                  ------------------
                                                                                                                         18,856,398

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.2%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Wyeth                                                                                                   505,700          22,533,992
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Cooper Cos., Inc. (The)                                                                                  98,800           6,801,392
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
WellPoint, Inc. 1                                                                                       260,900          19,484,012
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.5%
GlaxoSmithKline plc, ADR                                                                                259,000          13,465,410
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                          1,069,300          23,246,582
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                                1,132,900          45,451,948
                                                                                                                  ------------------
                                                                                                                         82,163,940


                  20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Empresa Brasileira de Aeronautica SA, ADR 2                                                             186,300   $       7,226,577
------------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                           948,400          32,435,280
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                              1,610,500          18,730,115
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                               357,000          18,306,960
                                                                                                                  ------------------
                                                                                                                         76,698,932

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Cendant Corp.                                                                                         2,722,400          47,424,208
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Corinthian Colleges, Inc. 1                                                                             462,100           5,748,524
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.4%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc. 1                                                                                 1,300,600          22,695,470
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Hutchinson Technology, Inc. 1                                                                           244,000           6,051,200
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   391,800          32,080,584
                                                                                                                  ------------------
                                                                                                                         38,131,784

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
ATI Technologies, Inc. 1                                                                                789,200          11,403,940
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--9.4%
Compuware Corp. 1                                                                                     1,081,800           8,751,762
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                       1,820,500          46,786,850
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                        2,481,300          18,907,506
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                        716,100          13,570,095
------------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2,3                                                             3,996,250          82,522,563
                                                                                                                  ------------------
                                                                                                                        170,538,776

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.2%
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
Companhia Vale do Rio Doce, Sponsored ADR                                                               606,500   $      22,379,850
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
IDT Corp., Cl. B 1                                                                                    1,603,200          19,142,208
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Vodafone Group plc, Sponsored ADR                                                                       370,600           9,731,956
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.9%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
AES Corp. (The) 1                                                                                     1,479,000          23,501,310
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                                  914,500          11,614,150
                                                                                                                  ------------------
                                                                                                                         35,115,460
                                                                                                                  ------------------
Total Common Stocks
(Cost $1,125,942,573)                                                                                                 1,172,113,476

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.1%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.75%, 11/15/05
(Cost $57,071,893)                                                                             $     57,000,000          57,055,689

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--32.5% 4
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $295,000,000, with a maturity value of
$295,032,204) with Cantor Fitzgerald & Co./Cantor Fitzgerald Securities, 3.93%, dated
10/31/05, to be repurchased at $295,032,204 on 11/1/05, collateralized by U.S. Treasury
Bonds, 8.75%, 5/15/17, with a value of $301,150,880 (Cost $295,000,000)                             295,000,000         295,000,000


                  21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Continued
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 45.57% in joint repurchase agreement (Principal Amount/Value
$647,082,000, with a maturity value of $647,153,179) with UBS Warburg LLC, 3.96%, dated
10/31/05, to be repurchased at $294,919,438 on 11/1/05, collateralized by Federal National
Mortgage Assn., 5%, 10/1/35, with a value of $661,717,556 (Cost $294,887,000)                  $    294,887,000   $     294,887,000
                                                                                                                  ------------------

Total Repurchase Agreements
(Cost $589,887,000)                                                                                                     589,887,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $1,772,901,466)                                                                              1,819,056,165

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.4%
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
Undivided interest of 0.24% in joint repurchase agreement (Principal Amount/Value
$3,400,000,000, with a maturity value of $3,400,382,500) with Nomura Securities, 4.05%, dated 10/31/05, to be repurchased at $8,098,915 on 11/1/05, collateralized by U.S. Agency
Mortgages, 4.04%--5.50%, 3/15/14--10/1/35, with a value of $3,468,000,000 5
(Cost $8,098,004)                                                                              $      8,098,004   $       8,098,004

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,780,999,470)                                                                                     100.5%      1,827,154,169
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (0.5)         (9,449,579)
                                                                                               -------------------------------------
NET ASSETS                                                                                                100.0%  $   1,817,704,590
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 5 of Notes to Financial
Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $82,522,563. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES                                      SHARES
                                                             OCTOBER 31,          GROSS         GROSS    OCTOBER 31,
                                                                    2004      ADDITIONS    REDUCTIONS           2005
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                   --      4,296,450       300,200      3,996,250

                                                                                  VALUE      DIVIDEND       REALIZED
                                                                             SEE NOTE 1        INCOME           GAIN
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         $82,522,563           $--    $ 1,912,042

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of Notes to Financial Statements.


                  22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                                                               SHARES          VALUE
                                                                                           SOLD SHORT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(0.9)% 1
---------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                   (37,660)  $ (5,005,014)
---------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 2                                                                      (113,100)    (6,433,128)
---------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                 (123,700)    (4,784,716)
                                                                                                        -------------
TOTAL COMMON STOCK SECURITIES SOLD SHORT (PROCEEDS $15,976,729)                                         $(16,222,858)
                                                                                                        =============

1. Collateral on short sales was segregated by the Fund in the amount of $67,000,689, which represented 413% of the market value of securities sold short. See Note 1 of Notes to Financial Statements.

2. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including cost and market value of
$589,887,000 in repurchase agreements) (including
securities loaned of approximately $8,235,311)--see
accompanying statement of investments:
Unaffiliated companies (cost $1,688,488,392)                   $  1,744,631,606
Affiliated companies (cost $92,511,078)                              82,522,563
                                                               -----------------
                                                                  1,827,154,169
--------------------------------------------------------------------------------
Cash                                                                  1,168,852
--------------------------------------------------------------------------------
Deposits with broker for securities sold short                       15,976,729
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                2,096,821
Shares of beneficial interest sold                                      659,275
Other                                                                    44,577
                                                               -----------------
Total assets                                                      1,847,100,423

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Short positions, at value (proceeds of $15,976,729)--see
accompanying statement of investments                                16,222,858
--------------------------------------------------------------------------------
Return of collateral for securities loaned                            8,098,004
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                3,468,236
Shareholder communications                                              474,955
Distribution and service plan fees                                      378,808
Transfer and shareholder servicing agent fees                           368,036
Trustees' compensation                                                  339,850
Other                                                                    45,086
                                                               -----------------
Total liabilities                                                    29,395,833

--------------------------------------------------------------------------------
NET ASSETS                                                     $  1,817,704,590
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $        562,374
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,536,089,510
--------------------------------------------------------------------------------
Accumulated net investment income                                     6,574,734
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                               228,569,402
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies          45,908,570
                                                               -----------------
NET ASSETS                                                     $  1,817,704,590
                                                               =================


                  24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $1,378,474,844 and 42,309,576 shares of
beneficial interest outstanding)                                        $ 32.58
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                $ 34.57
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $210,855,723 and 6,705,856
shares of beneficial interest outstanding)                              $ 31.44
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $174,734,890 and 5,567,481
shares of beneficial interest outstanding)                              $ 31.38
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $25,539,480 and 795,097
shares of beneficial interest outstanding)                              $ 32.12
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $28,099,653 and 859,340
shares of beneficial interest outstanding)                              $ 32.70

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $415,669)       $     19,168,715
--------------------------------------------------------------------------------
Interest                                                             16,028,372
--------------------------------------------------------------------------------
Portfolio lending fees                                                  153,519
--------------------------------------------------------------------------------
Other income                                                             60,128
                                                               -----------------
Total investment income                                              35,410,734

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      15,927,654
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,613,525
Class B                                                               2,476,354
Class C                                                               1,872,299
Class N                                                                 135,461
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,178,951
Class B                                                                 513,843
Class C                                                                 393,934
Class N                                                                  93,779
Class Y                                                                 101,681
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 575,230
Class B                                                                 212,424
Class C                                                                  72,978
Class N                                                                   5,848
--------------------------------------------------------------------------------
Dividends on short sales                                                 56,485
--------------------------------------------------------------------------------
Custodian fees and expenses                                              23,441
--------------------------------------------------------------------------------
Trustees' compensation                                                   20,720
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   184,295
                                                               -----------------
Total expenses                                                       29,460,402
Less reduction to custodian expenses                                     (1,976)
Less waivers and reimbursements of expenses                          (1,000,203)
                                                               -----------------
Net expenses                                                         28,458,223

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,952,511


                  26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                       $    259,432,995
  Affiliated companies                                                1,912,042
Foreign currency transactions                                           (39,440)
                                                               -----------------
Net realized gain                                                   261,305,597
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                        (118,267,305)
Translation of assets and liabilities denominated in
foreign currencies                                                   (1,122,987)
                                                               -----------------
Net change in unrealized appreciation                              (119,390,292)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    148,867,816
                                                               =================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                               2005                 2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                    $      6,952,511     $        601,935
-----------------------------------------------------------------------------------------------
Net realized gain                                             261,305,597          267,594,013
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                        (119,390,292)        (103,338,932)
                                                         --------------------------------------
Net increase in net assets resulting from operations          148,867,816          164,857,016

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                        (1,598,737)          (3,608,269)
Class B                                                                --                   --
Class C                                                                --                   --
Class N                                                                --               (2,466)
Class Y                                                           (86,357)            (113,219)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                       (99,583,789)                  --
Class B                                                       (18,611,376)                  --
Class C                                                       (13,238,663)                  --
Class N                                                        (1,849,874)                  --
Class Y                                                        (2,105,804)                  --

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                       (92,065,432)         (84,052,807)
Class B                                                       (67,412,741)        (174,228,779)
Class C                                                       (15,626,986)         (29,787,194)
Class N                                                          (967,139)           5,217,886
Class Y                                                        (2,922,726)          (1,652,234)

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total decrease                                               (167,201,808)        (123,370,066)
-----------------------------------------------------------------------------------------------
Beginning of period                                         1,984,906,398        2,108,276,464
                                                         --------------------------------------
End of period (including accumulated net investment
income of $6,574,734 and $1,244,760, respectively)       $  1,817,704,590     $  1,984,906,398
                                                         ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                      2005           2004           2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    32.41     $    30.00     $    26.41     $    31.30     $    36.04
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17 1          .07 1          .14            .24            .33
Net realized and unrealized gain (loss)                 2.27           2.41           3.71          (4.74)         (1.19)
                                                  ------------------------------------------------------------------------
Total from investment operations                        2.44           2.48           3.85          (4.50)          (.86)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.04)          (.07)          (.26)          (.39)          (.58)
Distributions from net realized gain                   (2.23)            --             --             --          (3.30)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (2.27)          (.07)          (.26)          (.39)         (3.88)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    32.58     $    32.41     $    30.00     $    26.41     $    31.30
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      7.79%          8.30%         14.70%        (14.60)%        (2.79)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,378,475     $1,459,053     $1,429,157     $1,181,014     $1,285,953
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,465,797     $1,497,594     $1,292,117     $1,300,422     $1,348,895
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.53%          0.23%          0.53%          0.82%          1.01%
Total expenses                                          1.33%          1.32%          1.44%          1.52%          1.51%
Expenses after payments and waivers and
reduction to custodian expenses                         1.28%          1.32%          1.44%          1.52%          1.51%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  100%            64%            63%            73%            42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                      2005           2004           2003            2002          2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    31.55     $    29.36     $    25.79     $     30.56    $    35.25
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.08) 1        (.17) 1        (.11)            .03           .15
Net realized and unrealized gain (loss)                 2.20           2.36           3.68           (4.63)        (1.20)
                                                  ------------------------------------------------------------------------
Total from investment operations                        2.12           2.19           3.57           (4.60)        (1.05)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --             --            (.17)         (.34)
Distributions from net realized gain                   (2.23)            --             --              --         (3.30)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (2.23)            --             --            (.17)        (3.64)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    31.44     $    31.55     $    29.36     $     25.79    $    30.56
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      6.94%          7.46%         13.84%         (15.16)%       (3.40)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in  thousands)         $  210,856     $  278,215     $  424,121     $   693,380    $1,157,671
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  247,951     $  342,847     $  527,653     $   981,593    $1,326,222
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.27)%        (0.54)%        (0.19)%          0.17%         0.42%
Total expenses                                          2.12%          2.11%          2.20%           2.17%         2.11%
Expenses after payments and waivers and
reduction to custodian expenses                         2.07%          2.11%          2.20%           2.17%         2.11%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  100%            64%            63%             73%           42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS C     YEAR ENDED OCTOBER 31,                      2005           2004           2003            2002          2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    31.48     $    29.29    $     25.77     $     30.55    $    35.24
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                            (.07) 1        (.16) 1        (.06)            .05           .14
Net realized and unrealized gain (loss)                 2.20           2.35           3.63           (4.65)        (1.18)
                                                  ------------------------------------------------------------------------
Total from investment operations                        2.13           2.19           3.57           (4.60)        (1.04)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --           (.05)           (.18)         (.35)
Distributions from net realized gain                   (2.23)            --             --              --         (3.30)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (2.23)            --           (.05)           (.18)        (3.65)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    31.38     $    31.48    $     29.29     $     25.77    $    30.55
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      6.99%          7.48%         13.88%         (15.16)%       (3.37)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  174,735     $  190,426    $   205,336     $   203,490    $  257,556
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  187,520     $  203,073    $   198,226     $   245,055    $  280,327
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.22)%        (0.51)%        (0.19)%          0.18%         0.41%
Total expenses                                          2.08%          2.06%          2.17%           2.16%         2.11%
Expenses after payments and waivers and
reduction to custodian expenses                         2.02%          2.06%          2.17%           2.16%         2.11%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  100%            64%            63%             73%           42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,                      2005           2004           2003            2002          2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    32.06     $    29.72     $    26.21     $     31.26    $    33.48
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .05 2         (.05) 2         .09             .49           .03
Net realized and unrealized gain (loss)                 2.24           2.39           3.65           (5.02)        (2.25)
                                                  ------------------------------------------------------------------------
Total from investment operations                        2.29           2.34           3.74           (4.53)        (2.22)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                      --             -- 3         (.23)           (.52)           --
Distributions from net realized gain                   (2.23)            --             --              --            --
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (2.23)            --           (.23)           (.52)           --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    32.12     $    32.06     $    29.72     $     26.21    $    31.26
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                      7.39%          7.89%         14.39%         (14.78)%       (6.63)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   25,539     $   26,382     $   19,538     $    14,843    $    2,292
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   27,162     $   23,702     $   17,677     $    10,295    $      646
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                            0.17%         (0.15)%         0.23%           0.55%         0.47%
Total expenses                                          1.69%          1.73%          2.14%           1.76%         1.63%
Expenses after payments and waivers and
reduction to custodian expenses                         1.64%          1.69%          1.73%           1.76%         1.63%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  100%            64%            63%             73%           42%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS Y     YEAR ENDED OCTOBER 31,                      2005           2004           2003            2002          2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    32.52     $    30.11     $    26.53     $     31.40    $    36.21
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .22 1          .12 1          .20             .56           .45
Net realized and unrealized gain (loss)                 2.28           2.41           3.72           (4.99)        (1.21)
                                                  ------------------------------------------------------------------------
Total from investment operations                        2.50           2.53           3.92           (4.43)         (.76)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)          (.12)          (.34)           (.44)         (.75)
Distributions from net realized gain                   (2.23)            --             --              --         (3.30)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (2.32)          (.12)          (.34)           (.44)        (4.05)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    32.70     $    32.52     $    30.11     $     26.53    $    31.40
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      7.98%          8.42%         14.97%         (14.34)%       (2.48)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   28,100     $   30,831     $   30,124     $    24,458    $   46,942
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   29,815     $   30,649     $   27,078     $    28,726    $   45,797
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.69%          0.38%          0.74%           1.17%         1.32%
Total expenses                                          1.17%          1.16%          1.33%           1.34%         1.17%
Expenses after payments and waivers and
reduction to custodian expenses                         1.12%          1.16%          1.23%           1.23%         1.17%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  100%            64%            63%             73%           42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager became the Fund's investment advisor on November 22, 1995, and assumed responsibility for day-to-day management of the Fund's portfolio on January 1, 2005. From November 22, 1995 to December 31, 2004, the Manager had engaged OpCap Advisors as the Fund's Sub-Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-


                  34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statements of Operations.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                  35 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
             INCOME            GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
        $70,148,012    $169,375,763                $--          $41,863,342

1. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2004, the Fund utilized $110,007,031 of capital loss carryforward to offset capital gains realized in that fiscal year.


                  36 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO           REDUCTION TO
                                    ACCUMULATED        ACCUMULATED NET
           INCREASE TO           NET INVESTMENT          REALIZED GAIN
           PAID-IN CAPITAL               INCOME       ON INVESTMENTS 3
           -----------------------------------------------------------
           $32,578,417                  $62,557            $32,640,974

3. $32,578,417, including $23,721,613 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                     YEAR ENDED             YEAR ENDED
                               OCTOBER 31, 2005       OCTOBER 31, 2004
           -----------------------------------------------------------
           Distributions
           paid from:
           Ordinary income      $     1,685,094       $      3,723,954
           Long-term
           capital gain             135,389,506                     --
                                --------------------------------------
           Total                $   137,074,600       $      3,723,954
                                ======================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities              $ 1,785,044,698
           Federal tax cost of other investments           (15,976,729)
                                                       ---------------
           Total federal tax cost                      $ 1,769,067,969
                                                       ===============

           Gross unrealized appreciation               $   110,420,585
           Gross unrealized depreciation                   (68,557,243)
                                                       ---------------
           Net unrealized appreciation                 $    41,863,342
                                                       ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were decreased by $42,002 and payments of $9,605 were made to retired trustees, resulting in an accumulated liability of $320,020 as of October 31, 2005.


                  37 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  38 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED OCTOBER 31, 2005         YEAR ENDED OCTOBER 31, 2004
                                    SHARES              AMOUNT           SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                             4,917,724    $    159,915,739        8,115,941    $   257,114,536
Dividends and/or
distributions reinvested         3,053,572          95,576,808          110,183          3,344,067
Redeemed                       (10,683,874)       (347,557,979)     (10,835,364)      (344,511,410)
                               --------------------------------------------------------------------
Net decrease                    (2,712,578)   $    (92,065,432)      (2,609,240)   $   (84,052,807)
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                               773,625    $     24,343,742        1,110,689    $    34,361,333
Dividends and/or
distributions reinvested           576,702          17,549,037               --                 --
Redeemed                        (3,462,406)       (109,305,520)      (6,736,531)      (208,590,112)
                               --------------------------------------------------------------------
Net decrease                    (2,112,079)   $    (67,412,741)      (5,625,842)   $  (174,228,779)
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                               523,791    $     16,441,896          584,805    $    18,064,684
Dividends and/or
distributions reinvested           396,787          12,046,450               --                 --
Redeemed                        (1,401,470)        (44,115,332)      (1,546,263)       (47,851,878)
                               --------------------------------------------------------------------
Net decrease                      (480,892)   $    (15,626,986)        (961,458)   $   (29,787,194)
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS N
Sold                               221,277    $      7,121,994          332,734    $    10,461,951
Dividends and/or
distributions reinvested            59,403           1,839,109               81              2,455
Redeemed                          (308,571)         (9,928,242)        (167,204)        (5,246,520)
                               --------------------------------------------------------------------
Net increase (decrease)            (27,891)   $       (967,139)         165,611    $     5,217,886
                               ====================================================================

---------------------------------------------------------------------------------------------------
CLASS Y
Sold                               225,432    $      7,354,369          247,467    $     7,884,122
Dividends and/or
distributions reinvested            69,881           2,192,161            3,721            113,218
Redeemed                          (383,956)        (12,469,256)        (303,824)        (9,649,574)
                               --------------------------------------------------------------------
Net decrease                       (88,643)   $     (2,922,726)         (52,636)   $    (1,652,234)
                               ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                      PURCHASES            SALES
----------------------------------------------------------------
Investment securities            $1,462,216,694   $2,217,115,273


                  39 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.80% of the next $500 million, 0.75% of the next $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% of average annual net assets in excess of $4 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. For the year ended October 31, 2005, the Manager paid $1,385,018 to OpCap Advisors for its services to the Fund. The sub-advisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $4,309,601 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders


                  40 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class C and Class N shares were $6,912,541 and $529,705, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
October 31, 2005       $  372,439       $  9,299     $  533,873      $  15,441      $  14,175

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. For the period January 1, 2005 through April 15, 2005, the Manager voluntarily agreed to waive advisory fees to result in the following annual rate that declined as the Fund's assets grew: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion. During the year ended October 31, 2005, the Manager voluntarily waived management fees in the amount of $998,496.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2005, OFS waived $828 and $879 for Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities


                  41 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SECURITIES LENDING Continued

loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2005, the Fund had on loan securities valued at $8,235,311. Collateral of $8,098,004 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  42 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER QUEST FOR VALUE FUNDS:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Opportunity Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds), including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Opportunity Value Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 20, 2005


                  43 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and Distributions of $2.2622, $2.2266, $2.2266, $2.2266 and
$2.3179 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 8, 2004, of which $2.2266 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions should be multiplied by 18.50% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $19,423,970 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  44 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  45 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE FUND, LENGTH OF SERVICE,      TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
AGE                               CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since
Chairman of the Board             1982); General Partner of Trivest Venture Fund (private venture capital
(since 2001),                     fund); President of Investment Counseling Federated Investors, Inc.
Trustee (since 1987)              (1973-1982); Trustee of the following open-end investment companies:
Age: 72                           Cash Assets Trust, PIMCO Advisors VIT, Tax Free Trust of Arizona (since
                                  1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                  Principal of Clinton Management Associates (financial and venture capital
Trustee (since 1987)              consulting firm) (since 1996); Trustee of PIMCO Advisors VIT (open-end
Age: 74                           investment company); Trustee of Capital Cash Management Trust (money market fund) (1979-December 2004); Trustee of Narragansett Insured
                                  Tax-Free Income Fund (tax-exempt bond fund) (1996-December 2004); Trustee of Prime Cash Fund (1996-December 2004); and Director of OCC Cash
                                  Reserves, Inc. (open-end investment company) (1989-December 2002).
                                  Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 48 portfolios
Trustee (since 1998)              in the OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Management Corporation (open-end
Trustee (since 1987)              investment company) (since December 2004); Chairman and Chief Executive
Age: 76                           Officer of Aquila Management Corporation (since August 1984); Chairman of the Board and President of Aquila Management Corporation (August 1984-
                                  December 1984); Vice President, Director and Secretary of Aquila
                                  Distributors, Inc. (distributor of Aquila Management Corporation);
                                  Treasurer of Aquila Distributors, Inc.; President and Chairman of the
                                  Board of Trustees of Capital Cash Management Trust ("CCMT"); President and
                                  Director of STCM Management Company, Inc. (sponsor and adviser to CCMT);
                                  Chairman, President and Director of InCap Management Corporation (nature of business); Sub-Advisor and Administrator of Prime Cash Fund & Short
                                  Term Asset Reserves (nature of business); Director of OCC Cash Reserves,
                                  Inc. (open-end investment company) (until June 2003); Trustee of OCC
                                  Accumulation Trust (open-end investment company); Chairman of the Board of
                                  Trustees and President of Hawaiian Tax-Free Trust (open-end investment company) (February 1985-December 2003); Trustee Emeritus of Brown
                                  University (since June 1983). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September
Trustee (since 2001)              1995); Director of Special Value Opportunities Fund, LLC (registered
Age: 62                           investment company) (since September 2004); Director of Zurich Financial
                                  Investment Advisory Board (affiliate of the Manager's parent company)
                                  (since October 2004); Board of Governing Trustees of The Jackson
                                  Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                  Advanced Study (non-profit educational institute) (since May 1992);
                                  Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research
                                  Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                  September 2001) (economics research); Director of Ray & Berendtson, Inc.


                  46 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

BRIAN F. WRUBLE,                  (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in
Continued                         the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------
OFFICERS                          THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
                                  MESSRS. FERREIRA, MURPHY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED,
                                  6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES
                                  FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                  REMOVAL.

EMMANUEL FERREIRA,                Vice President of the Manager since January 2003; Portfolio Manager at
Vice President and                Lashire Investments (July 1999-December 2002). An officer of 5 portfolios
Portfolio Manager                 in the OppenheimerFunds complex.
(since 2005)
Age: 38

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and
President (since 2001)            President (since September 2000) of the Manager; President and director or
Age: 56                           trustee of other Oppenheimer funds; President and Director of Oppenheimer
                                  Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
                                  Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                  Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                                  (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services,
                                  Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                  President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and Director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February
                                  1997); Director of DLB Acquisition Corporation (holding company parent of
                                  Babson Capital Management LLC) (since June 1995); Member of the Investment
                                  Company Institute's Board of Governors (since October 3, 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001); President and
                                  Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp)
                                  (June 1989-June 1998). Oversees 77 portfolios in the OppenheimerFunds complex as a director or trustee and officer and an additional 10 portfolios as an officer.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer          Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      (since June 1983). Former Vice President and Director of Internal Audit of
Age: 55                           the Manager (1997-February 2004). An officer of 87 portfolios in the
                                  OppenheimerFunds complex.


                  47 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer (since 1999)            Treasurer of the following: HarbourView Asset Management Corporation,
Age: 46                           Shareholder Financial Services, Inc., Shareholder Services, Inc.,
                                  Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                                  Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                                  March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                  OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation
                                  (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                  2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the
Age: 57                           Distributor (since December 2001); General Counsel of Centennial Asset
                                  Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since
                                  December 2001); Secretary and General Counsel of OAC (since November
                                  2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                  and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  48 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND


OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Machinery                                                                   7.7%
--------------------------------------------------------------------------------
Software                                                                    5.6
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.6
--------------------------------------------------------------------------------
Insurance                                                                   4.8
--------------------------------------------------------------------------------
Real Estate                                                                 4.6
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.3
--------------------------------------------------------------------------------
Chemicals                                                                   4.1
--------------------------------------------------------------------------------
Electric Utilities                                                          3.8
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                  3.6
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         2.6%
--------------------------------------------------------------------------------
Actuant Corp., Cl. A                                                        2.0
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A                                               1.8
--------------------------------------------------------------------------------
AES Corp. (The)                                                             1.6
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                             1.6
--------------------------------------------------------------------------------
Questar Corp.                                                               1.5
--------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                            1.5
--------------------------------------------------------------------------------
AMETEK, Inc.                                                                1.5
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         1.5
--------------------------------------------------------------------------------
Synopsys, Inc.                                                              1.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                  8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Industrials                     23.1%

Financials                      18.7

Consumer Discretionary          13.7

Information Technology          12.2

Energy                           9.9

Materials                        8.1

Utilities                        6.7

Health Care                      5.4

Consumer Staples                 1.3

Telecommunication Services       0.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended October 31, 2005, Oppenheimer Small- and Mid- Cap Value Fund produced higher returns than its benchmark, the Russell 2000 Index. We attribute the Fund's strong relative performance to our bottom-up security selection strategy, which proved to be particularly successful in the energy and basic materials sectors.

      The Fund's energy holdings benefited from a sharp rise in crude oil and natural gas prices amid robust demand for a limited supply of energy-related commodities. One of the Fund's stronger contributors to performance stemmed from its position in NRG Energy, an unregulated energy producer whose operations include power production and cogeneration, power marketing, thermal energy production and resource recovery in the United States, Australia, Europe and Latin America. As of October 31, 2005, we took profits and eliminated our position.

      Our bottom-up security selection process identified winners in other areas as well. Convenience store chain The Pantry, which operates approximately 1400 locations in the Southeastern United States, has benefited from higher revenues from gasoline sales and recent acquisitions, which helped drive earnings higher. We took profits during the reporting period and exited this security on strength. In the technology sector, Scientific Games Corp., Cl. A, a leading provider of lottery systems and tickets, enjoyed stronger earnings as more states turn to lotteries for additional revenues.

      While no individual market sectors were substantial drags on the Fund's performance during the reporting period, several individual holdings produced disappointing results. Navarre, a publisher and distributor of entertainment products, encountered a shift in investor sentiment when it took on additional debt to finance recent acquisitions. Shares of packaging manufacturer Smurfit-Stone Container suffered when customer demand for paper products fell short of expectations, leading to lower commodity prices. We exited this position by the end of the reporting period. Finally, Polaris Industries, Inc., which manufactures all-terrain vehicles and snowmobiles, was hurt by the effects of higher gasoline prices on discretionary spending among consumers.

      Although the Fund's sector allocations closely mirror those of its benchmark, we may mildly emphasize or de-emphasize individual industry groups when we believe it is warranted. During the reporting period, we moved away from a slight emphasis on energy producers, establishing a more neutral stance as energy prices reached record levels and stocks in the sector became less attractively valued. While we emphasized utilities, we


                  10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND favored unregulated power companies over regulated ones. We maintained modestly light exposure to consumer discretionary stocks due to concerns that consumer spending might moderate. Finally, within the financials area, we have de-emphasized banks and real estate investment trusts that may be vulnerable to rising interest rates.

      As of the end of the reporting period, we have continued to find opportunities among individual small- and mid-size companies that meet our value-oriented investment criteria. As a result, we believe the Fund is well positioned for the next phase of the business cycle.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measure from inception of the Class on October 24, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest securities in the Russell 3000 Index. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small- & Mid- Cap Value Fund (Class A)

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Small- & Mid- Cap
                            Value Fund (Class A)        Russell 2000 Index

10/31/1995                          9,425                     10,000
01/31/1996                          9,923                     10,684
04/30/1996                         10,718                     11,842
07/31/1996                         10,091                     10,772
10/31/1996                         11,043                     11,661
01/31/1997                         12,075                     12,708
04/30/1997                         11,832                     11,848
07/31/1997                         14,287                     14,369
10/31/1997                         14,656                     15,081
01/31/1998                         14,517                     15,005
04/30/1998                         15,943                     16,872
07/31/1998                         13,631                     14,702
10/31/1998                         12,450                     13,295
01/31/1999                         12,750                     15,055
04/30/1999                         13,263                     15,311
07/31/1999                         13,947                     15,791
10/31/1999                         12,498                     15,272
01/31/2000                         12,736                     17,726
04/30/2000                         13,598                     18,131
07/31/2000                         14,757                     17,965
10/31/2000                         15,797                     17,930
01/31/2001                         16,238                     18,381
04/30/2001                         15,956                     17,613
07/31/2001                         16,536                     17,658
10/31/2001                         15,320                     15,653
01/31/2002                         17,397                     17,719
04/30/2002                         18,963                     18,788
07/31/2002                         15,437                     14,487
10/31/2002                         15,098                     13,842
01/31/2003                         14,752                     13,844
04/30/2003                         15,720                     14,888
07/31/2003                         18,089                     17,834
10/31/2003                         20,553                     19,845
01/31/2004                         23,040                     21,877
04/30/2004                         23,015                     21,143
07/31/2004                         22,908                     20,877
10/31/2004                         24,849                     22,172
01/31/2005                         27,756                     23,774
04/30/2005                         26,996                     22,139
07/31/2005                         31,207                     26,050
10/31/2005                         30,283                     24,851

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 14.86%   5-Year 12.56%   10-Year 11.72%


                  12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small- & Mid- Cap Value Fund (Class B)

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Small- & Mid- Cap
                           Value Fund (Class B)         Russell 2000 Index

10/31/1995                         10,000                     10,000
01/31/1996                         10,509                     10,684
04/30/1996                         11,340                     11,842
07/31/1996                         10,664                     10,772
10/31/1996                         11,657                     11,661
01/31/1997                         12,728                     12,708
04/30/1997                         12,453                     11,848
07/31/1997                         15,020                     14,369
10/31/1997                         15,393                     15,081
01/31/1998                         15,222                     15,005
04/30/1998                         16,698                     16,872
07/31/1998                         14,257                     14,702
10/31/1998                         13,012                     13,295
01/31/1999                         13,303                     15,055
04/30/1999                         13,822                     15,311
07/31/1999                         14,516                     15,791
10/31/1999                         12,992                     15,272
01/31/2000                         13,216                     17,726
04/30/2000                         14,094                     18,131
07/31/2000                         15,275                     17,965
10/31/2000                         16,336                     17,930
01/31/2001                         16,769                     18,381
04/30/2001                         16,448                     17,613
07/31/2001                         17,031                     17,658
10/31/2001                         15,758                     15,653
01/31/2002                         17,893                     17,719
04/30/2002                         19,504                     18,788
07/31/2002                         15,877                     14,487
10/31/2002                         15,529                     13,842
01/31/2003                         15,173                     13,844
04/30/2003                         16,169                     14,888
07/31/2003                         18,606                     17,834
10/31/2003                         21,140                     19,845
01/31/2004                         23,698                     21,877
04/30/2004                         23,672                     21,143
07/31/2004                         23,562                     20,877
10/31/2004                         25,559                     22,172
01/31/2005                         28,548                     23,774
04/30/2005                         27,767                     22,139
07/31/2005                         32,098                     26,050
10/31/2005                         31,147                     24,851

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 15.82%   5-Year 12.82%   10-Year 12.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGES FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small- & Mid- Cap Value Fund Fund (Class C)

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Small- & Mid- Cap
                         Value Fund Fund (Class C)      Russell 2000 Index

10/31/1995                         10,000                     10,000
01/31/1996                         10,506                     10,684
04/30/1996                         11,338                     11,842
07/31/1996                         10,661                     10,772
10/31/1996                         11,655                     11,661
01/31/1997                         12,728                     12,708
04/30/1997                         12,452                     11,848
07/31/1997                         15,023                     14,369
10/31/1997                         15,391                     15,081
01/31/1998                         15,227                     15,005
04/30/1998                         16,705                     16,872
07/31/1998                         14,259                     14,702
10/31/1998                         13,013                     13,295
01/31/1999                         13,312                     15,055
04/30/1999                         13,824                     15,311
07/31/1999                         14,519                     15,791
10/31/1999                         12,992                     15,272
01/31/2000                         13,224                     17,726
04/30/2000                         14,104                     18,131
07/31/2000                         15,287                     17,965
10/31/2000                         16,343                     17,930
01/31/2001                         16,777                     18,381
04/30/2001                         16,455                     17,613
07/31/2001                         17,030                     17,658
10/31/2001                         15,753                     15,653
01/31/2002                         17,865                     17,719
04/30/2002                         19,444                     18,788
07/31/2002                         15,793                     14,487
10/31/2002                         15,428                     13,842
01/31/2003                         15,046                     13,844
04/30/2003                         16,006                     14,888
07/31/2003                         18,383                     17,834
10/31/2003                         20,845                     19,845
01/31/2004                         23,323                     21,877
04/30/2004                         23,252                     21,143
07/31/2004                         23,091                     20,877
10/31/2004                         25,004                     22,172
01/31/2005                         27,869                     23,774
04/30/2005                         27,060                     22,139
07/31/2005                         31,205                     26,050
10/31/2005                         30,216                     24,851

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 19.85%   5-Year 13.08%   10-Year 11.69%


                  14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small- & Mid- Cap Value Fund (Class N)

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Small- & Mid- Cap
                           Value Fund (Class N)         Russell 2000 Index

03/01/2001                         10,000                     10,000
04/30/2001                         10,383                     10,255
07/31/2001                         10,761                     10,281
10/31/2001                          9,964                      9,114
01/31/2002                         11,311                     10,317
04/30/2002                         12,326                     10,940
07/31/2002                         10,030                      8,435
10/31/2002                          9,804                      8,060
01/31/2003                          9,574                      8,061
04/30/2003                         10,199                      8,668
07/31/2003                         11,726                     10,384
10/31/2003                         13,315                     11,555
01/31/2004                         14,918                     12,738
04/30/2004                         14,854                     12,310
07/31/2004                         14,773                     12,155
10/31/2004                         16,016                     12,910
01/31/2005                         17,876                     13,842
04/30/2005                         17,369                     12,891
07/31/2005                         20,054                     15,168
10/31/2005                         19,446                     14,470

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 20.42%   5-Year N/A   Since Inception(3/1/01) 15.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGES FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Small- & Mid- Cap Value Fund Fund (Class Y)

      Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Small- & Mid- Cap
                         Value Fund Fund (Class Y)      Russell 2000 Index

10/24/2005                         10,000                     10,000
10/31/2005                          9,910                     10,000

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/05

1-Year N/A   5-Year N/A   Since Inception (10/24/05) -0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGES FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Prior to 4/28/00, the Fund's sub-advisor was OpCap Advisors, Inc., its advisor until 11/22/95.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Trustees has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                  19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                  20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

--------------------------------------------------------------------------------
                               BEGINNING     ENDING         EXPENSES
                               ACCOUNT       ACCOUNT        PAID DURING
                               VALUE         VALUE          6 MONTHS ENDED
                               (5/1/05)      (10/31/05)     OCTOBER 31, 2005 1,2
--------------------------------------------------------------------------------
Class A Actual                 $1,000.00     $1,121.70      $ 6.54
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00      1,019.06        6.23
--------------------------------------------------------------------------------
Class B Actual                  1,000.00      1,116.50       11.21
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00      1,014.67       10.67
--------------------------------------------------------------------------------
Class C Actual                  1,000.00      1,116.70       10.83
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00      1,015.02       10.31
--------------------------------------------------------------------------------
Class N Actual                  1,000.00      1,119.60        8.31
--------------------------------------------------------------------------------
Class N Hypothetical            1,000.00      1,017.39        7.91

                               BEGINNING     ENDING         EXPENSES
                               ACCOUNT       ACCOUNT        PAID DURING
                               VALUE         VALUE          THE PERIOD ENDED
                               (10/24/05)    (10/31/05)     OCTOBER 31, 2005 2,3
--------------------------------------------------------------------------------
Class Y Actual                 $1,000.00     $  991.00      $0.20
--------------------------------------------------------------------------------
Class Y Hypothetical            1,000.00      1,020.67       4.59

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B, C and N are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3. Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 8/365 [to reflect the period from October 24, 2005 (inception of offering) to October 31, 2005].

Those annualized expense ratios based on the 6-month period ended October 31, 2005 for Classes A, B, C and N, and for the period from October 24, 2005 (inception of offering) to October 31, 2005 for Class Y are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.22%
----------------------------
Class B            2.09
----------------------------
Class C            2.02
----------------------------
Class N            1.55
----------------------------
Class Y            0.90
--------------------------------------------------------------------------------


                  21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.6%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
La Quinta Corp. 1                                   1,200,000   $   10,020,000
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                     1,200,000       35,952,000
                                                                ----------------
                                                                    45,972,000

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Jarden Corp. 1                                        600,000       20,274,000
--------------------------------------------------------------------------------
Technical Olympic USA, Inc.                           900,000       19,026,000
--------------------------------------------------------------------------------
WCI Communities, Inc. 1                               400,000       10,008,000
                                                                ----------------
                                                                    49,308,000

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
ValueVision Media, Inc., Cl. A 1,2                  2,000,000       19,640,000
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.6%
Marvel Entertainment, Inc. 1                          800,000       14,080,000
--------------------------------------------------------------------------------
Polaris Industries, Inc.                              400,000       18,036,000
                                                                ----------------
                                                                    32,116,000

--------------------------------------------------------------------------------
MEDIA--2.8%
Cablevision Systems New York Group, Cl. A 1           400,000        9,920,000
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                        850,000       21,054,500
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                      850,000       20,162,000
--------------------------------------------------------------------------------
Navarre Corp. 1                                     1,000,000        4,430,000
                                                                ----------------
                                                                    55,566,500

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Aeropostale, Inc. 1                                   400,000        7,816,000
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                385,000       16,528,050
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                         500,000       14,965,000
                                                                ----------------
                                                                    39,309,050

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Quicksilver, Inc. 1                                 1,200,000   $   13,836,000
--------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                           500,000       11,340,000
                                                                ----------------
                                                                    25,176,000

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Bunge Ltd.                                            200,000       10,388,000
--------------------------------------------------------------------------------
Premium Standard Farms, Inc.                          937,890       16,009,782
                                                                ----------------
                                                                    26,397,782

--------------------------------------------------------------------------------
ENERGY--9.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.3%
Dresser-Rand Group, Inc. 1                            825,000       17,902,500
--------------------------------------------------------------------------------
FMC Technologies, Inc. 1                              275,000       10,026,500
--------------------------------------------------------------------------------
Hercules Offshore, Inc. 1                             106,600        2,320,682
--------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1                    650,000       20,936,500
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                        125,000        7,808,750
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc., Non-Vtg. 1               150,000        4,554,000
--------------------------------------------------------------------------------
Pride International, Inc. 1                           725,000       20,350,750
                                                                ----------------
                                                                    83,899,682

--------------------------------------------------------------------------------
OIL & GAS--5.6%
Double Hull Tankers, Inc. 1,2                       2,000,000       23,660,000
--------------------------------------------------------------------------------
El Paso Corp.                                       1,000,000       11,860,000
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                                800,000       20,296,000
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                    400,000        9,648,000
--------------------------------------------------------------------------------
Peabody Energy Corp.                                  250,000       19,540,000
--------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                 200,000        7,800,000


                  22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Range Resources Corp.                                 500,000   $   17,845,000
                                                                ----------------
                                                                   110,649,000

--------------------------------------------------------------------------------
FINANCIALS--18.6%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
BankAtlantic Bancorp, Inc.                          1,475,000       20,487,750
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                            400,000       21,128,000
--------------------------------------------------------------------------------
Sterling Financial Corp., Western US                  750,000       18,780,000
                                                                ----------------
                                                                    60,395,750

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
Affiliated Managers Group, Inc. 1                     405,000       31,083,750
--------------------------------------------------------------------------------
Apollo Investment Corp.                             1,000,000       18,680,000
                                                                ----------------
                                                                    49,763,750

--------------------------------------------------------------------------------
INSURANCE--4.8%
Everest Re Group Ltd.                                 175,000       17,403,750
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                       750,000       23,767,500
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                            1,550,000       20,072,500
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                   750,000       21,367,500
--------------------------------------------------------------------------------
Universal American Financial Corp. 1                  725,000       10,730,000
                                                                ----------------
                                                                    93,341,250

--------------------------------------------------------------------------------
REAL ESTATE--4.6%
BioMed Realty Trust, Inc.                             800,000       20,008,000
--------------------------------------------------------------------------------
Deerfield Triarc Capital Corp.                        900,000       11,673,000
--------------------------------------------------------------------------------
DiamondRock Hospitality Co.                           800,000        8,920,000
--------------------------------------------------------------------------------
Highland Hospitality Corp.                            900,000        9,459,000

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Newcastle Investment Corp.                            850,000   $   22,346,500
--------------------------------------------------------------------------------
NorthStar Realty Finance Corp. 2                    2,000,000       18,920,000
                                                                ----------------
                                                                    91,326,500

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.6%
Commercial Capital Bancorp, Inc.                    1,850,000       29,711,000
--------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                        1,350,000       19,467,000
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 550,000       21,934,000
                                                                ----------------
                                                                    71,112,000

--------------------------------------------------------------------------------
HEALTH CARE--5.4%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Cooper Cos., Inc. (The)                               300,000       20,652,000
--------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1               200,000       11,300,000
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                               300,000        9,057,000
                                                                ----------------
                                                                    41,009,000

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Coventry Health Care, Inc. 1                          400,000       21,596,000
--------------------------------------------------------------------------------
Manor Care, Inc.                                      500,000       18,625,000
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                               600,000       24,678,000
                                                                ----------------
                                                                    64,899,000

--------------------------------------------------------------------------------
INDUSTRIALS--23.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
BE Aerospace, Inc. 1                                  600,000       10,878,000
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR             350,000       13,576,500
--------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                     1,200,000       18,768,000
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                            2,200,000       25,586,000
                                                                ----------------
                                                                    68,808,500


                  23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Builders FirstSource, Inc. 1                          448,400   $    8,766,220
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Korn-Ferry International 1                            500,000        8,610,000
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Foster Wheeler Ltd. 1                                 600,000       16,968,000
--------------------------------------------------------------------------------
URS Corp. 1                                           250,000       10,107,500
                                                                ----------------
                                                                    27,075,500

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.7%
American Power Conversion Corp.                       500,000       10,695,000
--------------------------------------------------------------------------------
AMETEK, Inc.                                          725,000       29,529,250
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                         175,000       12,405,750
                                                                ----------------
                                                                    52,630,000

--------------------------------------------------------------------------------
MACHINERY--7.7%
Actuant Corp., Cl. A                                  790,000       38,473,000
--------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                          950,000       21,185,000
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                300,000       14,580,000
--------------------------------------------------------------------------------
Idex Corp.                                            425,000       17,008,500
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                   675,000       29,403,000
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                  370,200        5,782,524
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                    800,000       25,464,000
                                                                ----------------
                                                                   151,896,024

--------------------------------------------------------------------------------
MARINE--1.4%
Horizon Lines, Inc., Cl. A 1,2                      2,500,000       28,325,000
--------------------------------------------------------------------------------
ROAD & RAIL--3.1%
Hunt (J.B.) Transport Services, Inc.                1,225,000       23,777,250
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                     550,000       19,464,500
--------------------------------------------------------------------------------
Pacer International,Inc.                              700,000       18,095,000
                                                                ----------------
                                                                    61,336,750

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.3%
Hughes Supply, Inc.                                   700,000   $   23,415,000
--------------------------------------------------------------------------------
Interline Brands, Inc. 1                            1,100,000       21,483,000
                                                                ----------------
                                                                    44,898,000

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Packeteer, Inc. 1                                   1,192,100        9,405,669
--------------------------------------------------------------------------------
Polycom, Inc. 1                                       750,000       11,475,000
--------------------------------------------------------------------------------
Terayon Communication Systems, Inc. 1                 300,000          807,000
                                                                ----------------
                                                                    21,687,669

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Amphenol Corp., Cl. A                                 475,000       18,985,750
--------------------------------------------------------------------------------
Lipman Electronic Engineering Ltd. 1                  600,000       13,332,000
                                                                ----------------
                                                                    32,317,750

--------------------------------------------------------------------------------
IT SERVICES--1.6%
BISYS Group, Inc. (The) 1                           2,000,000       25,360,000
--------------------------------------------------------------------------------
Sapient Corp. 1                                     1,000,000        5,190,000
                                                                ----------------
                                                                    30,550,000

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
ATI Technologies,Inc. 1                             1,250,000       18,062,500
--------------------------------------------------------------------------------
Diodes, Inc. 1                                        250,000        9,065,000
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                     850,000       15,249,000
                                                                ----------------
                                                                    42,376,500

--------------------------------------------------------------------------------
SOFTWARE--5.6%
Compuware Corp. 1                                   1,580,800       12,788,672
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,250,000       17,145,000
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                    1,550,000       29,372,500
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               2,500,000       51,625,000
                                                                ----------------
                                                                   110,931,172


                  24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--8.1%
--------------------------------------------------------------------------------
CHEMICALS--4.1%
Albemarle Corp.                                       550,000   $   19,299,500
--------------------------------------------------------------------------------
Celanese Corp.,Series A                               800,000       14,112,000
--------------------------------------------------------------------------------
Chemtura Corp.                                      1,500,000       16,050,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                 750,000       20,100,000
--------------------------------------------------------------------------------
Minerals Technologies, Inc.                           200,000       10,692,000
                                                                ----------------
                                                                    80,253,500

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.2%
Texas Industries, Inc.                                475,000       23,560,000
--------------------------------------------------------------------------------
METALS & MINING--2.8%
Cleveland-Cliffs, Inc.                                100,000        8,154,000
--------------------------------------------------------------------------------
Inco Ltd.                                             350,000       14,077,000
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                    225,000       27,105,750
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                  175,000        5,419,750
                                                                ----------------
                                                                    54,756,500

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                    950,000       11,343,000
--------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                      750,000        6,360,000
                                                                ----------------
                                                                    17,703,000

--------------------------------------------------------------------------------
UTILITIES--6.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.8%
AES Corp. (The) 1                                   2,000,000       31,780,000
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                  1,200,000       17,892,000
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                              2,000,000       25,400,000
                                                                ----------------
                                                                    75,072,000

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Southern Union Co.                                    550,000   $   12,936,000
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.1%
Equitable Resources, Inc.                             320,000       12,368,000
--------------------------------------------------------------------------------
Questar Corp.                                         380,000       29,925,000
                                                                ----------------
                                                                    42,293,000
                                                                ----------------
Total Common Stocks
(Cost $1,766,397,466)                                            1,956,664,349

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
--------------------------------------------------------------------------------
Undivided interest of 4.89% in joint
repurchase agreement (Principal
Amount/Value $647,082,000, with a
maturity value of $647,153,179) with UBS
Warburg LLC, 3.96%, dated 10/31/05, to be
repurchased at $31,675,484 on 11/1/05,
collateralized by Federal National
Mortgage Assn., 5%, 10/1/35, with a value
of $661,717,556
(Cost $31,672,000)                             $   31,672,000       31,672,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,798,069,466)                                   101.1%   1,988,336,349
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (1.1)     (21,827,988)
                                               ---------------------------------
NET ASSETS                                              100.0%  $1,966,508,361
                                               =================================


                  25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $90,545,000. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES            GROSS        GROSS           SHARES
                                            OCT. 31, 2004        ADDITIONS   REDUCTIONS    OCT. 31, 2005
----------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.                              --        2,000,000           --        2,000,000
Horizon Lines, Inc., Cl. A                             --        2,500,000           --        2,500,000
NorthStar Realty Finance Corp.                  1,689,000          311,000           --        2,000,000
ValueVision Media, Inc., Cl. A                    600,000        2,450,000    1,050,000        2,000,000

                                                                     VALUE     DIVIDEND         REALIZED
                                                                SEE NOTE 1       INCOME             LOSS
----------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.                                     $ 23,660,000   $       --    $          --
Horizon Lines, Inc., Cl. A                                      28,325,000           --               --
NorthStar Realty Finance Corp.                                  18,920,000    1,060,000               --
ValueVision Media, Inc., Cl. A                                  19,640,000           --        1,767,386
                                                              --------------------------------------------
                                                              $ 90,545,000   $1,060,000    $   1,767,386
                                                              ============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement
of investments:
Unaffiliated companies (cost $1,709,553,100)                   $ 1,897,791,349
Affiliated companies (cost $88,516,366)                             90,545,000
                                                               -----------------
                                                                 1,988,336,349
--------------------------------------------------------------------------------
Cash                                                                   170,923
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                  14,246,935
Investments sold                                                    12,914,347
Interest and dividends                                                 219,735
Other                                                                  111,701
                                                               -----------------
Total assets                                                     2,015,999,990

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                               45,357,414
Shares of beneficial interest redeemed                               2,733,612
Distribution and service plan fees                                     405,729
Shareholder communications                                             383,597
Transfer and shareholder servicing agent fees                          383,253
Trustees' compensation                                                  98,997
Other                                                                  129,027
                                                               -----------------
Total liabilities                                                   49,491,629

--------------------------------------------------------------------------------
NET ASSETS                                                     $ 1,966,508,361
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $       610,861
--------------------------------------------------------------------------------
Additional paid-in capital                                       1,662,657,812
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (92,400)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                              113,065,205
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                         190,266,883
                                                               -----------------
NET ASSETS                                                     $ 1,966,508,361
                                                               =================


                  27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $1,298,203,845 and 39,248,921 shares of
beneficial interest outstanding)                               $         33.08
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                       $         35.10
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $272,642,710 and 9,001,985
shares of beneficial interest outstanding)                     $         30.29
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $292,689,624 and 9,674,722
shares of beneficial interest outstanding)                     $         30.25
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $102,971,191 and 3,160,403
shares of beneficial interest outstanding)                     $         32.58
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $991 and 29.958 shares of
beneficial interest outstanding)                               $         33.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes
of $34,822)                                                       $ 13,284,039
Affiliated companies                                                 1,060,000
--------------------------------------------------------------------------------
Interest                                                             1,283,408
--------------------------------------------------------------------------------
Other income                                                            33,674
                                                                  --------------
Total investment income                                             15,661,121

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      9,813,223
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              2,185,825
Class B                                                              2,431,847
Class C                                                              1,989,425
Class N                                                                342,757
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              1,920,378
Class B                                                                706,237
Class C                                                                521,591
Class N                                                                224,110
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                370,312
Class B                                                                176,190
Class C                                                                 95,368
Class N                                                                 11,787
--------------------------------------------------------------------------------
Trustees' compensation                                                  79,649
--------------------------------------------------------------------------------
Custodian fees and expenses                                             23,002
--------------------------------------------------------------------------------
Administration service fees                                              1,500
--------------------------------------------------------------------------------
Other                                                                  312,393
                                                                  --------------
Total expenses                                                      21,205,594
Less reduction to custodian expenses                                   (14,591)
                                                                  --------------
Net expenses                                                        21,191,003

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (5,529,882)


                  29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                        $ 135,896,528
   Affiliated companies                                             (1,767,386)
Foreign currency transactions                                             (622)
                                                                 ---------------
Net realized gain                                                  134,128,520
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                86,417,734

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 215,016,372
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                   2005               2004
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $    (5,529,882)   $    (6,942,526)
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 134,128,520        124,429,362
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              86,417,734         14,520,760
                                                                              ------------------------------------
Net increase in net assets resulting from operations                              215,016,372        132,007,596

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (61,107,717)       (16,996,526)
Class B                                                                           (22,765,841)        (9,005,226)
Class C                                                                           (14,629,531)        (3,905,268)
Class N                                                                            (4,196,588)          (673,503)
Class Y                                                                                    --                 --

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           681,217,184        152,733,067
Class B                                                                            54,529,663          2,246,042
Class C                                                                           156,100,810         38,042,967
Class N                                                                            60,721,673         22,066,171
Class Y                                                                                 1,000                 --

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                  1,064,887,025        316,515,320
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               901,621,336        585,106,016
                                                                              ------------------------------------
End of period (including accumulated net investment loss
of $92,400 and $48,262, respectively)                                         $ 1,966,508,361    $   901,621,336
                                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                       2005          2004          2003         2002         2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     30.08     $   26.11     $   19.18    $   19.53    $   21.26
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.04) 1       (.17) 1       (.04)        (.19)        (.23)
Net realized and unrealized gain (loss)                  6.22          5.42          6.97         (.09)        (.47)
                                                  -------------------------------------------------------------------
Total from investment operations                         6.18          5.25          6.93         (.28)        (.70)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (3.18)        (1.28)           --         (.07)       (1.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     33.08     $   30.08     $   26.11    $   19.18    $   19.53
                                                  ===================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      21.87%        20.90%        36.13%       (1.45)%      (3.02)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,298,204     $ 543,999     $ 330,215    $ 222,029    $ 172,395
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   893,501     $ 436,617     $ 245,319    $ 231,657    $ 163,007
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.11)%       (0.61)%       (0.12)%      (0.69)%      (1.06)%
Total expenses                                           1.23%         1.35%         1.59%        1.68%        1.86%
Expenses after payments and waivers and
reduction to custodian expenses                          1.23%         1.35%         1.56%        1.66%        1.86%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   121%          163%          163%         151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

CLASS B     YEAR ENDED OCTOBER 31,                       2005          2004          2003         2002         2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     28.01     $   24.59     $   18.20    $   18.65    $   20.47
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.29) 1       (.37) 1       (.17)        (.18)        (.23)
Net realized and unrealized gain (loss)                  5.75          5.07          6.56         (.20)        (.56)
                                                  -------------------------------------------------------------------
Total from investment operations                         5.46          4.70          6.39         (.38)        (.79)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (3.18)        (1.28)           --         (.07)       (1.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     30.29     $   28.01     $   24.59    $   18.20    $   18.65
                                                  ===================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      20.82%        19.91%        35.11%       (2.06)%      (3.60)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   272,643     $ 198,971     $ 171,896    $ 129,885    $  95,418
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   243,754     $ 190,251     $ 137,734    $ 134,304    $  88,235
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.98)%       (1.43)%       (0.85)%      (1.34)%      (1.65)%
Total expenses                                           2.09%         2.18%         2.42%        2.34%        2.45%
Expenses after payments and waivers and
reduction to custodian expenses                          2.09%         2.18%         2.29%        2.32%        2.45%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   121%          163%          163%         151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                       2005          2004          2003         2002         2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     27.97     $   24.55     $   18.17    $   18.62    $   20.44
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.27) 1       (.37) 1       (.13)        (.10)        (.19)
Net realized and unrealized gain (loss)                  5.73          5.07          6.51         (.28)        (.60)
                                                  -------------------------------------------------------------------
Total from investment operations                         5.46          4.70          6.38         (.38)        (.79)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (3.18)        (1.28)           --         (.07)       (1.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     30.25     $   27.97     $   24.55    $   18.17    $   18.62
                                                  ===================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      20.85%        19.95%        35.11%       (2.06)%      (3.61)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   292,689     $ 122,329     $  71,779    $  46,360    $  26,604
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   199,650     $  96,555     $  53,649    $  45,455    $  24,134
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.91)%       (1.42)%       (0.85)%      (1.33)%      (1.64)%
Total expenses                                           2.03%         2.16%         2.40%        2.33%        2.45%
Expenses after payments and waivers and
reduction to custodian expenses                          2.03%         2.16%         2.30%        2.31%        2.45%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   121%          163%          163%         151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

CLASS N     YEAR ENDED OCTOBER 31,                       2005          2004          2003         2002       2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     29.77     $   25.98     $   19.13    $   19.51    $   19.58
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.14) 2       (.26) 2       (.11)        (.27)        (.04)
Net realized and unrealized gain (loss)                  6.13          5.33          6.96         (.04)        (.03)
                                                  -------------------------------------------------------------------
Total from investment operations                         5.99          5.07          6.85         (.31)        (.07)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (3.18)        (1.28)           --         (.07)          --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     32.58     $   29.77     $   25.98    $   19.13    $   19.51
                                                  ===================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      21.42%        20.29%        35.81%       (1.61)%      (0.36)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   102,971     $  36,322     $  11,216    $   4,558    $     409
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    68,779     $  21,951     $   6,722    $   2,882    $     106
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.44)%       (0.93)%       (0.36)%      (0.78)%      (1.14)%
Total expenses                                           1.57%         1.70%         2.01%        1.82%        2.01%
Expenses after payments and waivers and
reduction to custodian expenses                          1.57%         1.66%         1.80%        1.80%        2.01%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   121%          163%          163%         151%         162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     PERIOD ENDED OCTOBER 31,                                  2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $     33.38
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                       -- 2,3
Net realized and unrealized loss                                        (.30)
                                                                 ---------------
Total from investment operations                                        (.30)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                      --
--------------------------------------------------------------------------------
Net asset value, end of period                                   $     33.08
                                                                 ===============

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                     (0.90)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $         1
--------------------------------------------------------------------------------
Average net assets (in thousands)                                $         1
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                                    (0.32)%
Total expenses                                                          0.90% 6
--------------------------------------------------------------------------------
Portfolio turnover rate                                                  121%

1. For the period from October 24, 2005 (inception of offering) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small- & Mid- Cap Value Fund (the Fund), formerly Oppenheimer Small Cap Value Fund, a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal


                  37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                  38 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                LOSS    FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2          TAX PURPOSES
    ------------------------------------------------------------------------
    $   73,370,934   $  47,358,661               $  --        $  182,665,145

1. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO                  REDUCTION TO
                                   ACCUMULATED               ACCUMULATED NET
    INCREASE TO                 NET INVESTMENT                 REALIZED GAIN
    PAID-IN CAPITAL                       LOSS              ON INVESTMENTS 3
    ------------------------------------------------------------------------
    $    15,197,927              $   5,485,744                $   20,683,671

3. $15,197,927, including $5,961,699 of long-term capital gain, was distributed in connection with Fund share redemptions.


                  39 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                              YEAR ENDED          YEAR ENDED
                                        OCTOBER 31, 2005    OCTOBER 31, 2004
    ------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                     $     66,423,473    $      8,874,298
    Long-term capital gain                    36,276,204          21,706,225
                                        ------------------------------------
    Total                               $    102,699,677    $     30,580,523
                                        ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities      $  1,805,671,204
                                        ================
    Gross unrealized appreciation       $    254,308,128
    Gross unrealized depreciation            (71,642,983)
                                        ----------------
    Net unrealized appreciation         $    182,665,145
                                        ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were increased by $44,235 and payments of $799 were made to retired trustees, resulting in an accumulated liability of $86,010 as of October 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                  40 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED OCTOBER 31, 2005 1        YEAR ENDED OCTOBER 31, 2004
                                     SHARES              AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                             26,126,619    $    843,808,397        8,776,725    $  247,299,487
Dividends and/or
distributions reinvested          1,967,502          57,903,518          633,321        16,346,018
Redeemed                         (6,928,846)       (220,494,731) 2    (3,975,589)     (110,912,438) 3
                               ----------------------------------------------------------------------
Net increase                     21,165,275    $    681,217,184        5,434,457    $  152,733,067
                               ======================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                              3,465,166    $    102,291,118        2,234,686    $   58,583,041
Dividends and/or
distributions reinvested            780,877          21,200,799          344,832         8,348,406
Redeemed                         (2,347,347)        (68,962,254) 2    (2,467,247)      (64,682,405) 3
                               ----------------------------------------------------------------------
Net increase                      1,898,696    $     54,529,663          112,271    $    2,249,042
                               ======================================================================


                  41 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                  YEAR ENDED OCTOBER 31, 2005 1         YEAR ENDED OCTOBER 31, 2004
                                     SHARES              AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------------
CLASS C
Sold                              6,056,884    $    179,229,772        2,120,967    $    55,844,893
Dividends and/or
distributions reinvested            473,750          12,843,349          146,833          3,549,968
Redeemed                         (1,229,743)        (35,972,311) 2      (817,988)       (21,351,894) 3
                               -----------------------------------------------------------------------
Net increase                      5,300,891    $    156,100,810        1,449,812    $    38,042,967
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                              2,445,507    $     77,193,747          942,361    $    26,412,337
Dividends and/or
distributions reinvested            130,920           3,807,139           24,717            634,506
Redeemed                           (636,113)        (20,279,213) 2      (178,716)        (4,980,672) 3
                               -----------------------------------------------------------------------
Net increase                      1,940,314    $     60,721,673          788,362    $    22,066,171
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 29.958    $          1,000               --    $            --
Dividends and/or
distributions reinvested                 --                  --               --                 --
Redeemed                                 --                  --               --                 --
                               -----------------------------------------------------------------------
Net increase                         29.958    $          1,000               --    $            --
                               =======================================================================

1. For the year ended October 31, 2005, for Class A, Class B, Class C and Class N shares and for the period from October 24, 2005 (inception of offering) to October 31, 2005, for Class Y shares.

2. Net of redemption fees of $36,403, $9,931, $8,134 and $2,802 for Class A, Class B, Class C and Class N, respectively.

3. Net of redemption fees of $7,733, $3,369, $1,710 and $389 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                    PURCHASES               SALES
-----------------------------------------------------------------
Investment securities          $2,528,234,397      $1,659,048,747

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                  42 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND account fee. For the year ended October 31, 2005, the Fund paid $3,198,706 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $2,382,143, $2,870,256 and $662,693, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  43 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
October 31, 2005       $1,291,832        $49,584       $410,979        $42,823        $57,195

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the


                  44 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  45 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER QUEST FOR VALUE FUNDS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Small- & Mid- Cap Value Fund, formerly Oppenheimer Small Cap Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds), including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small- & Mid- Cap Value Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 20, 2005


                  46 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Distributions of $3.18215 per share were paid to Class A, Class B, Class C, and Class N shareholders, respectively, on December 8, 2004, of which $1.1240 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions should be multiplied by 11.66% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $10,086,120 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  47 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  48 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE FUND, LENGTH OF SERVICE,      TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
AGE                               CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                                  TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since
Chairman of the Board of          1982); General Partner of Trivest Venture Fund (private venture capital
Trustees, Trustee                 fund); President of Investment Counseling Federated Investors, Inc.
(since 1987)                      (1973-1982); Trustee of the following open-end investment companies: Cash
Age: 72                           Assets Trust, PIMCO Advisors VIT, Tax Free Trust of Arizona (since 1984)
                                  and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                  Principal of Clinton Management Associates (financial and venture capital
Trustee (since 1987)              consulting firm) (since 1996); Trustee of PIMCO Advisors VIT (open-end
Age: 74                           investment company); Trustee of Capital Cash Management Trust (money market fund) (1979-December 2004); Trustee of Narragansett Insured
                                  Tax-Free Income Fund (tax-exempt bond fund) (1996-December 2004); Trustee of Prime Cash Fund (1996-December 2004); and Director of OCC Cash
                                  Reserves, Inc. (open-end investment company) (1989-December 2002).
                                  Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 48 portfolios
Trustee (since 1998)              in the OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Management Corporation (open-end
Trustee (since 1987)              investment company) (since December 2004); Chairman and Chief Executive
Age: 76                           Officer of Aquila Management Corporation (since August 1984); Chairman of the Board and President of Aquila Management Corporation (August 1984-
                                  December 1984); Vice President, Director and Secretary of Aquila
                                  Distributors, Inc. (distributor of Aquila Management Corporation);
                                  Treasurer of Aquila Distributors, Inc.; President and Chairman of the
                                  Board of Trustees of Capital Cash Management Trust ("CCMT"); President and
                                  Director of STCM Management Company, Inc. (sponsor and adviser to CCMT);
                                  Chairman, President and Director of InCap Management Corporation (nature of business); Sub-Advisor and Administrator of Prime Cash Fund & Short
                                  Term Asset Reserves (nature of business); Director of OCC Cash Reserves,
                                  Inc. (open-end investment company) (until June 2003); Trustee of OCC
                                  Accumulation Trust (open-end investment company); Chairman of the Board of
                                  Trustees and President of Hawaiian Tax-Free Trust (open-end investment company) (February 1985-December 2003); Trustee Emeritus of Brown
                                  University (since June 1983). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

BRIAN WRUBLE,                     General Partner of Odyssey Partners, L.P. (hedge fund) (since September
Trustee (since 2001)              1995); Director of Special Value Opportunities Fund, LLC (registered
Age: 62                           investment company) (since September 2004); Director of Zurich Financial
                                  Investment Advisory Board (affiliate of the Manager's parent company)
                                  (since October 2004); Board of Governing Trustees of The Jackson
                                  Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                  Advanced Study (non-profit educational institute) (since May 1992);
                                  Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research
                                  Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                  September 2001) (economics research); Director of Ray & Berendtson, Inc.


                  49 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN WRUBLE,                     (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in
Continued                         the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       LEAVY, DAMIAN, MURPHY, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008, AND FOR MR. WIXTED AND
                                  MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                  OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS EARLIER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                Senior Vice President of the Manager since September 2000. Formerly a
Vice President (since 2001)       portfolio manager of Morgan Stanley Dean Witter Investment Management
Age: 34                           (1997 - September 2000). An officer of 7 portfolios in the
                                  OppenheimerFunds complex.

JOHN DAMIAN,                      Vice President of the Manager since September 2001. Formerly Senior
Vice President (since 2001)       Analyst/ Director for Citigroup Asset Management (November 1999 -
Age: 37                           September 2001); Senior Research Analyst for Pzena Investment Management
                                  (October 1997 - November 1999). An officer of 2 portfolios in the
                                  OppenheimerFunds complex.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and
President (since 2001)            President (since September 2000) of the Manager; President and director or
Age: 56                           trustee of other Oppenheimer funds; President and Director of Oppenheimer
                                  Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
                                  Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                  Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                                  (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                                  (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity
                                  Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI
                                  Private Investments, Inc. (since July 2001); President (since November 1,
                                  2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                  Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Member of the Investment Company
                                  Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee
                                  of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                  Insurance Company (September 1999-August 2000); President, Chief Executive
                                  Officer and Director of MML Bay State Life Insurance Company (September
                                  1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings
                                  Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                  1998). Oversees 77 portfolios in the OppenheimerFunds complex as a director or trustee and officer and an additional 10 portfolios as an officer.


                  50 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer          Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      (since June 1983). Former Vice President and Director of Internal Audit of
Age: 55                           the Manager (1997-February 2004). An officer of 87 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer (since 1999)            Treasurer of the following: HarbourView Asset Management Corporation,
Age: 46                           Shareholder Financial Services, Inc., Shareholder Services, Inc.,
                                  Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                                  Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                                  March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                  OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation
                                  (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                  2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the
Age: 57                           Distributor (since December 2001); General Counsel of Centennial Asset
                                  Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since
                                  December 2001); Secretary and General Counsel of OAC (since November
                                  2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                  and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  51 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND




ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $70,000 in fiscal 2005 and $70,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $1,125 in fiscal 2004.

Such services: the cost to the principal accountant of attending audit committee meetings.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $46,625 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005